WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 38.3%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.6%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	300,000	$238,034	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	7,043,000	5,316,788	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,173,575
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	22,482,461
AT&T Inc., Senior Notes	1.650%	2/1/28	32,680,000	26,900,468
AT&T Inc., Senior Notes	2.250%	2/1/32	19,180,000	14,525,597
AT&T Inc., Senior Notes	2.550%	12/1/33	10,540,000	7,813,388
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	3,972,825
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	4,692,043
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	5,017,061
AT&T Inc., Senior Notes	3.300%	2/1/52	4,250,000	2,750,934
AT&T Inc., Senior Notes	3.500%	9/15/53	24,380,000	16,285,081
AT&T Inc., Senior Notes	3.550%	9/15/55	25,651,000	16,902,711
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,029,978
AT&T Inc., Senior Notes	3.650%	9/15/59	4,690,000	3,048,443
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	4,701,952
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	8,739,143
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,502,381
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	4,389,826
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	13,470,000	11,377,328
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	26,306,575
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	4,479,764
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	8,955,303
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	10,364,551
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,290,000	33,009,360

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	1

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	65,389,000	$50,206,656
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	27,645,000	24,957,107
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	1,941,163
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	975,277
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	10,310,414
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	20,937,710
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	3,230,401
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	3,721,593
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	7,397,955
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	11,043,129
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,395,734
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	18,527,527
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	32,510,000	19,967,962
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	20,000,000	14,107,467

Total Diversified Telecommunication Services				438,695,665

Entertainment - 0.3%
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	273,732
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	5,731,657
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	6,560,000	5,877,421	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	9,150,000	7,913,682	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	49,790,000	41,025,381	(a)

See Notes to Schedule of Investments.

2	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - (continued)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,380,000	$2,534,985	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	39,790,000	28,996,080	(a)

Total Entertainment				92,352,938

Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	3,222,316
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	5,718,886
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	6,120,049
Alphabet Inc., Senior Notes	1.900%	8/15/40	7,890,000	5,077,873
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,870,000	2,876,203
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	5,650,000	4,068,482	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	36,570,000	23,974,200	(a)

Total Interactive Media & Services				51,058,009

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	4,708,609	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,158,225	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	7,387,590	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	8,951,475	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	27,063,000	20,688,581
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	6,090,000	4,513,421	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	7,837,000	5,627,946	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	28,624,255
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	35,869,000	32,262,231

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	3

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	$18,304,930
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	4,128,989
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	18,970,000	15,740,742
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	7,486,939
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	6,700,000	4,266,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	5,851,652
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,790,000	1,389,219
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	10,450,000	8,461,970
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	15,750,000	11,584,731
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	4,372,768

See Notes to Schedule of Investments.

4	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	$2,381,650
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	11,060,000	8,386,305
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,169,437
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,785,245
Comcast Corp., Senior Notes	3.950%	10/15/25	21,460,000	20,866,469
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	9,390,837
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	11,517,032
Comcast Corp., Senior Notes	4.150%	10/15/28	45,830,000	43,316,953
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	7,010,134
Comcast Corp., Senior Notes	4.250%	10/15/30	20,418,000	18,946,706
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,552,183
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	214,257
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	60,109
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	482,133
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	6,794,524
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,164,302
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	6,009,857
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,098,024
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	2,322,147
Comcast Corp., Senior Notes	3.969%	11/1/47	11,796,000	9,054,428
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	1,721,005
Comcast Corp., Senior Notes	3.999%	11/1/49	11,776,000	9,047,598
Comcast Corp., Senior Notes	3.450%	2/1/50	4,417,000	3,097,532
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	5,550,091
Comcast Corp., Senior Notes	2.887%	11/1/51	15,170,000	9,525,119
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	2,893,782
Comcast Corp., Senior Notes	4.950%	10/15/58	2,370,000	2,044,210
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	10,605,408
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	4,119,348
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	7,298,949
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,197,701	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	5

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	$848,529	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	11,654,984
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	4,133,642
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	8,508,680
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	2,953,079
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	6,973,299
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,201,792
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	10,960,000	9,409,638	(a)

Total Media				460,817,849

Wireless Telecommunication Services - 0.8%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	664,780	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	750,000	561,577	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	2,720,000	1,921,911	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	32,320,000	24,330,496	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	653,590
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	16,708,589
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	941,039
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	5,508,713
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,056,250	1,041,683	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	57,300,000	54,817,378
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,226,248
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,920,000	2,698,549
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	13,764,402
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	8,406,601
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	51,475,000	45,690,603
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	9,660,000	7,662,089
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	6,756,306
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	27,920,000	23,506,406
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,880,000	3,985,977

See Notes to Schedule of Investments.

6	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	$882,293	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	16,300,000	15,362,653

Total Wireless Telecommunication Services				239,091,883

TOTAL COMMUNICATION SERVICES				1,282,016,344

CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,250,000	14,621,614
Ford Motor Co., Senior Notes	6.100%	8/19/32	12,800,000	11,306,240
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	1,808,922
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,120,230
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	2,949,102
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	3,645,981
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	28,210,000	25,245,975
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	7,299,880
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	462,792
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	10,850,309
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	825,000	626,356
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	8,435,000	7,338,577
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	33,395,000	26,122,571
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	13,130,863
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	5,773,154
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	10,183,577
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,096,479
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,653,643
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,171,333
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	6,797,211
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	916,657

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	7

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	$2,172,007
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	5,140,000	3,883,599
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	17,809,739	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	37,698,010	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	30,457,950	(a)

Total Automobiles				248,142,771

Diversified Consumer Services - 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,278,526

Hotels, Restaurants & Leisure - 1.1%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,215,430	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	2,667,999	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,480,195	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	309,719
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,911,769
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	10,553,010	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,123,768	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	2,402,427	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	4,533,998
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	65,810,000	62,086,421
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	20,949,480

See Notes to Schedule of Investments.

8	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	$1,653,100
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	8,795,548
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	1,953,318
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	11,317,072
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	12,026,947
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	7,839,102
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,046,668
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	8,377,598
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,175,583
McDonald’s Corp., Senior Notes	4.200%	4/1/50	22,460,000	18,056,739
Sands China Ltd., Senior Notes	5.625%	8/8/25	49,746,000	45,145,490
Sands China Ltd., Senior Notes	4.300%	1/8/26	7,500,000	6,399,135
Sands China Ltd., Senior Notes	2.800%	3/8/27	17,380,000	13,835,088
Sands China Ltd., Senior Notes	5.900%	8/8/28	10,270,000	8,655,094
Sands China Ltd., Senior Notes	3.350%	3/8/29	14,360,000	10,687,627
Sands China Ltd., Senior Notes	3.750%	8/8/31	10,910,000	7,844,135
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	7,522,342	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	14,276,442	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	515,151	(a)

Total Hotels, Restaurants & Leisure				303,356,395

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,566,951
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,330,895
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	19,044
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	5,734,570
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	406,199
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,716,272

Total Household Durables				16,773,931

Internet & Direct Marketing Retail - 0.8%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	15,682,926
Amazon.com Inc., Senior Notes	3.300%	4/13/27	4,610,000	4,358,186
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	18,079,943
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	14,259,304
Amazon.com Inc., Senior Notes	3.450%	4/13/29	10,310,000	9,539,245
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	8,068,335
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	7,744,203
Amazon.com Inc., Senior Notes	3.600%	4/13/32	37,160,000	33,825,625

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	9

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	$5,922,507
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	9,673,514
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	7,016,810
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	10,634,803
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000,000	7,032,360
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	2,707,477
Prosus NV, Senior Notes	3.061%	7/13/31	68,670,000	47,249,840	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	13,679,516	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,082,754	(a)

Total Internet & Direct Marketing Retail				217,557,348

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,378,643
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	13,180,621

Total Multiline Retail				14,559,264

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	7,865,163
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,512,494
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	7,965,870
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	8,102,935
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,384,818
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	20,361,129
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	5,562,052

Total Specialty Retail				52,754,461

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,123,888	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,330,587	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	7,433,271
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	11,561,023
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	10,645,994
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	4,861,470
NIKE Inc., Senior Notes	3.375%	3/27/50	15,332,000	11,320,019

Total Textiles, Apparel & Luxury Goods				51,276,252

TOTAL CONSUMER DISCRETIONARY				907,698,948

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	$35,808,873
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	19,188,965
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	8,060,000	7,669,170
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	23,360,000	22,780,187
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	5,097,150
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	14,939,585
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,350,000	1,953,014
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	5,348,251
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	28,120,000	23,223,881
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	7,250,878
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	13,250,176
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,138,074
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	4,065,966
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	7,860,000	7,694,882
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,970,000	10,538,970
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	2,967,043
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	2,522,204
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	15,750,879
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,496,007
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,485,743
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	10,608,074
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	3,344,047

Total Beverages				219,122,019

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	20,894,574
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	10,943,047

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	11

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - (continued)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,258,943	$2,249,325
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,643,614	1,692,954
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	164,589	162,723	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	6,420,765	6,378,396
Walmart Inc., Senior Notes	1.500%	9/22/28	8,480,000	7,101,502
Walmart Inc., Senior Notes	1.800%	9/22/31	4,050,000	3,224,601

Total Food & Staples Retailing				52,647,122

Food Products - 0.4%
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,197,170	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	5,990,976	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	3,662,363
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,248,000	3,920,549
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,020,053
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	432,486
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,515,035
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,187,548
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	304,683	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	240,685
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	3,622,776
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	10,767,755
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	4,225,117
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	6,760,420
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	5,888,132
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	8,930,854	(a)

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	$4,315,804	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	4,457,483	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	20,452,492

Total Food Products				109,892,381

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,318,925
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	5,444,424
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	387,000	366,270
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	757,891	(a)

Total Household Products				8,887,510

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,495,939
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,715,000	16,101,264
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	901,057
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	11,414,934
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	11,768,247
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	4,410,110
Altria Group Inc., Senior Notes	5.950%	2/14/49	19,060,000	15,834,002
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	4,772,064
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,604,157
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	13,941,037
BAT Capital Corp., Senior Notes	4.540%	8/15/47	39,905,000	26,527,986
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,164,895	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,778,166
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,056,096
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	6,885,711
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	2,266,218
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	5,963,212

Total Tobacco				161,885,095

TOTAL CONSUMER STAPLES				552,434,127

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	13

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 6.2%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	326,000	$314,320
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	4,451,854
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	5,407,833

Total Energy Equipment & Services				10,174,007

Oil, Gas & Consumable Fuels - 6.2%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,309,370
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	8,766
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	902,649
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	10,296,794
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,344,384
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	8,099,800
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	13,189,919
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	9,621,811
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	16,529,720
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	4,483,849
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	6,714,385
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	8,310,720
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	3,893,675
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	18,090,000	11,785,942
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,158,853
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	726,362
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	6,429,160	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	14,051,550	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	8,500,000	7,817,322
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,127,463
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	15,135,841
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	14,671,480

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	$3,768
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,093,924
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	58,549
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	5,543,497
Chevron USA Inc., Senior Notes	3.850%	1/15/28	19,795,000	18,830,291
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,500,000	2,387,200	(a)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	906,810
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	10,379
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	43,469
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	761,170
Continental Resources Inc., Senior Notes	4.500%	4/15/23	9,038,000	9,003,882
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,433,623
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	6,144,319	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	16,901,840
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	10,473,651	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	6,805,139
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	27,416,219	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	23,094,556	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,440,000	1,474,340
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	12,193,725
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,251,719
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,124,186
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,453,895
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	8,910,096
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	11,169,482
Devon Energy Corp., Senior Notes	5.000%	6/15/45	45,600,000	38,060,866
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	397,140
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	15,489,000	13,389,983
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	8,346,127
Ecopetrol SA, Senior Notes	4.625%	11/2/31	16,620,000	11,658,514
Ecopetrol SA, Senior Notes	5.875%	5/28/45	41,210,000	25,017,767

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	3,394,000	$2,787,322	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	7,375,000	6,442,829	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	12,902,450	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	21,862,000	18,015,253	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	10,666,720
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	4,561,334
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	3,861,239
Energy Transfer LP, Senior Notes	3.750%	5/15/30	33,330,000	28,261,673
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,080,044
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	1,755,249
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	939,827
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,613,855
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	8,004,610
Energy Transfer LP, Senior Notes	5.400%	10/1/47	16,733,000	13,591,677
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000,000	17,801,791
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	3,652,751
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	505,832
Energy Transfer Operating LP, Senior Notes	7.600%	2/1/24	3,892,000	3,975,447
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	24,093,000	22,422,800
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	7,459,855
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	27,578,640
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,125,652

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	$816,571
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	5,134,463
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,387,533
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	2,583,312
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	21,477,000	15,142,970
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	4,806,162
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	4,965,000	3,735,218	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	6,281,399
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	3,519,099
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	11,102,516
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	18,638,423
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,096,781
EQT Corp., Senior Notes	6.125%	2/1/25	1,230,000	1,233,370
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	547,120	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	25,664,801
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	9,750,821
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	10,333,818	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,420,000	1,400,129
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	7,170,000	6,883,326
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	10,915,118
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	11,935,834
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,613,279
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	18,828,979
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	4,104,383
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	4,481,372
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	7,195,320	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	8,638,863	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,562,304

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	$1,369,858
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,600,855
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,049,846
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	577,740
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,753,070
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,190,000	2,053,303
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	3,566,085
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	12,860,000	11,240,340
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	3,812,462
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	7,352,833
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,690,139
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	7,721,564
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	8,246,027
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	9,525,671
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	4,593,299
MPLX LP, Senior Notes	4.700%	4/15/48	12,450,000	9,519,943
MPLX LP, Senior Notes	5.500%	2/15/49	8,066,000	6,868,013
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,196,885
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	11,969,134
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	8,978,373
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	18,044,024
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,243,258
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	54,947
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	17,560,238
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	15,017,708
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,122,720

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	$23,242,035
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	5,236,665
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	13,683,019
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	28,440,003
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	8,034,096
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	23,631,279
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	16,643,679
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,885,856	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	14,391,400
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	92,150,647
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	7,950,937
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	21,560,000	20,212,823
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	27,165,000	24,752,069
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	22,950,000	16,332,100
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	3,923,482
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	9,269,688
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,026,230
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	7,880,937
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,168,685
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	12,241,327

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	19

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	$7,183,074
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	4,871,169
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	8,177,384	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	31,080,000	19,539,251	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,882,040
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	4,614,448	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,082,138
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	12,043,198
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	4,938,542
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	5,529,159
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	11,604,566
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	7,138,742
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	527,055
Shell International Finance BV, Senior Notes	3.250%	4/6/50	23,710,000	16,727,047
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	17,631,011	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	5,791,784	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	10,297,385
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	836,197
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,423,147

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,520,000	$4,638,456
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	707,666	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	11,950,000	11,513,713
Targa Resources Corp., Senior Notes	4.950%	4/15/52	5,220,000	4,029,448
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,190,357
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,643,718
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,087,345
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	15,845,000	13,653,003
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,256,630
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	16,960,000	13,907,170	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	36,773,570
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	7,934,648	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	9,840,000	9,185,345
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,141,894
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	42,385,000	36,345,137
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	964,741
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,700,000	2,189,173

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	6,340,000	$5,128,204
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	3.555%	1/13/23	3,870,000	3,841,712	(c)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	3,957,201
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,773,761
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	5,033,376
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,035,436
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,567,619
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	6,986,108
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,538,265
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	821,987
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	3,398,473
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	6,529,000	5,421,321

Total Oil, Gas & Consumable Fuels				1,701,638,181

TOTAL ENERGY				1,711,812,188

FINANCIALS - 11.8%
Banks - 8.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	7,907,397	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	10/17/22	7,226,000	5,301,800	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,539,086
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	39,823,114
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.543%	4/12/23	6,200,000	6,203,346	(c)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,624,531	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	28,892,584
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	228,287

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	$13,737,869
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	15,196,711
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	28,749,493
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	29,800,168	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	5,224,205	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	22,043,171	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	19,200,485	(c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	15,637,894	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	22,180,000	17,366,854	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	39,764,647	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	24,169,759	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	20,819,872	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	6,536,951	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	14,670,000	14,281,546	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	$77,697,047	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	7,246,961	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	27,790,000	21,018,228	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	5,829,445	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	10,830,000	10,161,363	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	30,080,000	26,982,661	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	13,861,342
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,165,658
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	2,942,042
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	13,791,769
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	1,896,342	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	24,603,342
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,282,586	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	13,380,368
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	9,280,000	7,796,552	(c)

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	Value
Banks - (continued)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	$9,824,332	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	56,898,139	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,565,554	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	41,937,529	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	16,171,877	(a)(c)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	7,574,941	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	50,275,165	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	8,328,995	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	3,290,000	3,044,682	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	5,646,512	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,220,098	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	14,662,156
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	5,993,251	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	18,320,000	16,603,363	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	3,459,641	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	2,600,498
Citigroup Inc., Senior Notes	4.650%	7/30/45	19,812,000	16,047,589
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	2,447,757

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	25

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	$15,103,341	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	15,378,733	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	27,956,905	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	15,991,831	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	10,064,569	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	58,150,291	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	16,030,000	13,458,026	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	6,788,406	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	14,754,210	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	16,785,673	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	6,760,000	6,429,722	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	17,260,000	15,903,842	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	18,576,614
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	25,247,131
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	10,896,967
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	34,233,726
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,681,587

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	$128,334
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	2,885,543
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,564,523
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,663,902
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	31,039,179
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	29,319,895	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	14,550,000	13,210,650	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	10,920,000	9,041,593	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	10,515,263	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	7,415,958	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,455,557	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	18,558,397	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	17,306,580	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	4,996,193	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,500,000	2,228,319	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,678,372
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	12,652,029
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,290,000	3,947,909
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	25,080,000	22,480,648	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	27

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	$14,631,413	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	4,809,613
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	15,169,082
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	22,730,000	18,691,135	(c)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	17,783,048	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	36,560,855	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	9,943,279	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	19,670
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	40,165,652	(c)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	14,822,398	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	22,610,194	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	10,895,134	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	7,964,534	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	9,440,000	7,327,344	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	6,944,276	(c)

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	$10,499,516	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	26,426,996	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	35,087,612	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	17,225,669	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	6,536,020	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	13,666,759	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,127,324
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	13,538,658
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	3,801,512
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	10,670,000	8,939,017
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	915,000	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,341,988
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	12,837,859
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	182,489
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	1,985,779	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	14,948,187

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	29

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	13,100,000	$12,549,847	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	13,490,000	12,575,023	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	10,419,943	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	9,884,466	(c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	4,968,985	(c)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,737,483	(c)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	20,700,170
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	12,820,929
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	15,400,000	13,580,060
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	1,888,282	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	603,288	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,089,430	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	27,050,807
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	12,704,504
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	10,000,000	9,144,680
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	260,080	(a)(c)

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	$28,408,939
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	11,663,759
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	26,779,981
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	21,565,159
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	18,500,404	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	23,201,062	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	23,780,679	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	5,770,000	4,748,300	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	6,896,193	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	21,228,893	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	15,920,000	14,580,987	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	142,180,000	123,106,775	(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,792,995
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	23,620,000	22,108,550
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	7,075,862
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,660,904
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	16,305,837
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	13,462,909

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	31

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	$2,348,863
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	18,060,584

Total Banks				2,363,151,597

Capital Markets - 2.4%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	7,518,195
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	4,483,471
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	12,688,359
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	1,720,000	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	59,000,000	58,019,374	(a)(b)(c)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,426,781
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	36,593,726	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	5,872,201	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	28,598,972	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	26,682,563	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/31/22	303,000	218,766	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	12,549,647
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,028,736
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,291,434

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	$9,619,684
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	16,228,387
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	9,838,651
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	8,077,983
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	14,580,000	14,518,853
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	8,155,717
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	15,526,001	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,535,303	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	5,058,467	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,275,104	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,215,400	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	67,829,707	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	19,707,984	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,106,539	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	23,344,803
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	8,629,082

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	$18,292,112
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	8,610,000	8,042,436
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,690,000	1,498,983
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,269,253	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	34,580,000	31,742,094	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,545,901	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	21,382,086	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	37,910,000	32,801,707	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	31,842,623	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,067,830	(c)
UBS AG, Senior Notes	4.500%	6/26/48	10,093,000	8,219,312	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	38,754,395	(a)(b)(c)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,662,752	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	10,530,000	9,701,864	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	5,314,041	(a)(c)

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	$9,054,873	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	11,429,756	(a)(c)

Total Capital Markets				665,981,908

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	14,900,000	14,537,227
American Express Co., Senior Notes	4.050%	5/3/29	22,670,000	20,888,092

Total Consumer Finance				35,425,319

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	17,636,856
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	37,570,000	31,740,812
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	25,990,000	20,866,181
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	10,704,088
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	1,261,206	1,294,276
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	11,110,000	9,968,112
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	5.365%	12/21/65	2,870,000	1,965,950	(a)(c)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	7,360,000	7,239,945	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	$8,299,134	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,163,332	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,733,186	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	885,330	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	14,197,876	(d)(e)

Total Diversified Financial Services				128,695,078

Insurance - 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2171	298,643	306,109	(a)(b)
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	7,452,007
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	16,357,295
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	265,648
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,127,900
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,342,010	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,523,000	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,305,396
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	9,571,775	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	4,857,116	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	6,819,624	(a)

Total Insurance				70,927,880

TOTAL FINANCIALS				3,264,181,782

HEALTH CARE - 3.8%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	51,997,225
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,175,885
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	44,866,152

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	$9,829,805
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,060,496
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	9,987,611
AbbVie Inc., Senior Notes	3.200%	11/21/29	60,150,000	52,706,809
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	125,800
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	406,630
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,102,974
AbbVie Inc., Senior Notes	4.250%	11/21/49	11,776,000	9,468,467
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,455,107
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,630,733
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	393,013
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	4,827,870
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,484,333
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	5,385,405
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	12,990,000	11,795,164	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	9,190,000	8,024,767	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	14,120,000	11,993,768	(a)

Total Biotechnology				240,718,014

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	16,643,828
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	6,509,543
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	9,756,197
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	8,681,000	8,442,609
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,072,000	1,036,290
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,975,000	1,692,749
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	20,900,000	13,695,076	(a)

Total Health Care Equipment & Supplies				57,776,292

Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,577,272
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,025,886
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	11,504,167
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,508,205
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,111,698

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	$1,080,691
Cigna Corp., Senior Notes	3.750%	7/15/23	12,207,000	12,122,436
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	7,827,082
Cigna Corp., Senior Notes	4.375%	10/15/28	21,690,000	20,502,609
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	7,966,775
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	23,358,592
Cigna Corp., Senior Notes	4.900%	12/15/48	8,400,000	7,274,167
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,114,310
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,316,151
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,236,398
CVS Health Corp., Senior Notes	4.300%	3/25/28	15,750,000	14,882,468
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	18,893,708
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	7,664,580
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	2,908,838
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	10,578,607
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	3,767,702
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	10,894,713
CVS Health Corp., Senior Notes	5.050%	3/25/48	30,943,000	27,322,785
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	8,855,635
Elevance Health Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,301,882
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	3,984,942
Elevance Health Inc., Senior Notes	3.650%	12/1/27	5,815,000	5,423,543
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	3,239,475
Elevance Health Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,320,344
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	766,671	(a)
HCA Inc., Senior Notes	5.000%	3/15/24	330,000	328,044
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,503,821
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	749,557
HCA Inc., Senior Notes	5.250%	6/15/26	2,960,000	2,863,705
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	502,528
HCA Inc., Senior Notes	4.500%	2/15/27	1,780,000	1,664,159
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	668,224
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	3,953,178
HCA Inc., Senior Notes	3.500%	9/1/30	15,493,000	12,826,577
HCA Inc., Senior Notes	5.500%	6/15/47	5,920,000	5,018,322
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	15,534,599
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,467,528

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	$2,427,593
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	7,830,996
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,380,514
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	2,970,578
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,199,767
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	524,582
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	840,000	702,962	(a)
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	1,988,583
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,461,547
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	13,960,000	13,021,699
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	9,115,002
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,217,486
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	9,820,000	9,129,853
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	10,101,861
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	2,843,747
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	8,970,122
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	4,906,507
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	712,514
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	7,765,501
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,009,682

Total Health Care Providers & Services				392,693,670

Pharmaceuticals - 1.3%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	3,080,934	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	15,380	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	$8,173,148	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,301,000	8,367,335	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	2,611,728	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	67,480,000	25,342,524	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	469,632	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	24,289,073
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	12,042,000	11,409,025
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,693,000	2,444,812
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	3,040,926
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	8,773,612
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	16,596,216
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	25,769,760
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	2,472,070
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	14,961,614
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	7,153,395
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	20,400,000	13,349,292
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	18,492,660
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	12,216,889
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	10,409,519
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	5,959
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,332,811
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	1,998,616
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	21,319,000	20,630,183
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	2,902,196
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	9,974,710

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	79,038,000	$64,956,985
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	9,740,000	8,284,454
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	830,000	763,675
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	21,437,027
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	13,125,097
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	5,375,495

Total Pharmaceuticals				376,226,752

TOTAL HEALTH CARE				1,067,414,728

INDUSTRIALS - 3.0%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	10,769,536
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	44,264,826
Boeing Co., Senior Notes	2.196%	2/4/26	21,860,000	19,418,901
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,400,361
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,386,823
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,170,407
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	13,897,984
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	22,201,548
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	23,022,412
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	2,595,922
Boeing Co., Senior Notes	5.705%	5/1/40	23,976,000	21,002,068
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	6,217,201
Boeing Co., Senior Notes	5.805%	5/1/50	30,300,000	26,398,280
Boeing Co., Senior Notes	5.930%	5/1/60	14,430,000	12,392,302
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,682,401
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	1,938,129
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,348,631
General Dynamics Corp., Senior Notes	4.250%	4/1/50	8,121,000	7,067,535
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,703,355

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	$2,606,694
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	6,559,000	6,346,344
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	7,740,000	7,185,621
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,221,859
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	41,270,000	34,642,831
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	16,153,633
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	27,079,061
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	19,465,248
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	5,991,104
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	13,822,814
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	7,275,532
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	10,525,455
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	3,527,003

Total Aerospace & Defense				385,721,821

Airlines - 0.7%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,262,504
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,044,042
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	18,093,375
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	68,460,714	(a)
Delta Air Lines Inc./SkyMiles IP
Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	16,482,207	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	14,270,668	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,745,000	1,541,699	(a)

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	14,962,500	$14,672,826	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	11,819,792	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,350,000	9,255,384	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	22,434,089	(a)

Total Airlines				190,337,300

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	3,190,000	2,454,067	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	583,063

Total Building Products				3,037,130

Commercial Services & Supplies - 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	810,000	674,017	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	860,000	768,040	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,118,958
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	436,615
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,190,234	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	8,695,902

Total Commercial Services & Supplies				24,883,766

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	3,430,752
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,246,302	(a)

Total Electrical Equipment				7,677,054

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	8,298,495
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	2,894,991
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	14,597,248

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - (continued)
General Electric Co., Senior Notes	6.750%	3/15/32	5,539,000	$5,990,897
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	8,984,914

Total Industrial Conglomerates				40,766,545

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	3,636,329
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	20,359,676
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,065,857

Total Machinery				30,061,862

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,390,170
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	730,000	518,857
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	6,830,690
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	8,521,523
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	3,915,163
Union Pacific Corp., Senior Notes	2.891%	4/6/36	28,460,000	21,741,412
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	17,478,874
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	8,785,547
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	1,161,000	1,165,888	(a)

Total Road & Rail				70,348,124

Trading Companies & Distributors - 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	8,953,621
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	3,734,026	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,134,646
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	96,000	92,976
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	4,974,791
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,414,046

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	28,270,000	$23,051,075
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	8,343,737

Total Trading Companies & Distributors				52,698,918

Transportation Infrastructure - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	27,030,000	23,735,476	(a)

TOTAL INDUSTRIALS				829,267,996

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	2,935,000	2,706,950	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	4,927,000	4,028,069	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,072,358	(a)

Total Communications Equipment				8,807,377

IT Services - 0.4%
International Business Machines
Corp., Senior Notes	3.000%	5/15/24	40,290,000	39,216,005	(f)
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	3,659,518
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	11,456,475
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	5,498,259
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	24,970,099
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	8,102,896
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	14,380,520

Total IT Services				107,283,772

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,046,467
Broadcom Inc., Senior Notes	3.137%	11/15/35	57,100,000	40,129,886	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	105,658	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,635,000	1,351,252	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	3,949,347
Intel Corp., Senior Notes	1.600%	8/12/28	12,160,000	10,050,197
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	9,855,071
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	3,836,315
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	6,774,264
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	13,444,461
NVIDIA Corp., Senior Notes	3.500%	4/1/50	47,120,000	34,642,182	(f)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	$11,513,111
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	7,928,067
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	6,975,677

Total Semiconductors & Semiconductor Equipment				151,601,955

Software - 0.8%
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	18,920,642
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,151,924
Microsoft Corp., Senior Notes	2.400%	8/8/26	54,765,000	50,754,291	(f)
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	38,589,276	(f)
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	322,404
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,107,941
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,297,376
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	424,185
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	2,173,556
Oracle Corp., Senior Notes	1.650%	3/25/26	36,230,000	31,776,999
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,155,312
Oracle Corp., Senior Notes	2.875%	3/25/31	32,310,000	25,519,633
Salesforce Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,319,607
Salesforce Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,302,739
Workday Inc., Senior Notes	3.500%	4/1/27	6,020,000	5,577,247
Workday Inc., Senior Notes	3.700%	4/1/29	10,220,000	9,178,259
Workday Inc., Senior Notes	3.800%	4/1/32	12,300,000	10,690,471

Total Software				218,261,862

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	30,856,169
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	29,563,175

Total Technology Hardware, Storage & Peripherals				60,419,344

TOTAL INFORMATION TECHNOLOGY				546,374,310

MATERIALS - 1.2%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	13,447,450	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	1,533,000	1,546,083
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	13,916,396	(a)
OCP SA, Senior Notes	3.750%	6/23/31	12,000,000	9,146,376	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	7,569,705	(a)

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	28,040,000	$23,749,600	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	26,600,000	19,403,966	(a)

Total Chemicals				88,779,576

Containers & Packaging - 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	780,000	572,592	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	382,998	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	12,830,000	9,698,582

Total Containers & Packaging				10,654,172

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,290,835	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,266,744	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,024,097	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,288,330
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,452,936
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	8,048,873
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	7,797,105
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	7,248,070
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,750,000	1,578,903	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	39,807
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	128,175
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,023,869
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	26,672,000	22,299,526
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	1,884,744	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	$21,581,766	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,184,128	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	32,460,420	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	14,693,606	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	870,000	702,943	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,800,000	28,808,896
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	4,259,927
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	566,771
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	6,665,085
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	6,257,810
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	9,440,514

Total Metals & Mining				211,993,880

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	42,390,000	33,275,514
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,070,000	7,262,182

Total Paper & Forest Products				40,537,696

TOTAL MATERIALS				351,965,324

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	2,716,051	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	340,000	302,106	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	22,672,919	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	417,078	(a)

TOTAL REAL ESTATE				26,108,154

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.3%
Electric Utilities - 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	$4,750,670	(a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	159,883
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	2,857,420
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	7,081,964
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,012,702
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,002,937
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,802,000	14,697,361
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	10,344,000	8,751,386
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,376,894
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	6,064,255
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,104,674
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,468,397
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,643,442

Total Electric Utilities				67,971,985

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	4,751,709
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	3,468,238
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	3,809,559

Total Multi-Utilities				12,029,506

TOTAL UTILITIES				80,001,491

TOTAL CORPORATE BONDS & NOTES (Cost - $12,440,586,780)				10,619,275,392

MORTGAGE-BACKED SECURITIES - 24.7%
FHLMC - 5.8%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-7/1/52	45,920,395	45,117,061
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-4/1/52	115,103,821	101,887,158
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-5/1/52	98,008,480	89,570,133
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36	238	243

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	49

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	1,671,026	$1,727,706
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-3/1/52	637,207,679	540,498,454
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	372,263,927	305,718,761
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	5,633,864	4,510,461
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	24,313,818	20,349,895	(g)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-7/1/52	151,126,254	142,285,254
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-7/1/52	137,149,840	132,834,087
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52	1,500,000	1,471,108	(g)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.873%	11/1/47	16,552,492	15,956,287	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	23,344,851	22,453,406	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.008%	11/1/48	47,597,337	45,231,079	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.097%	3/1/47	3,287,892	3,129,458	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	3,172,449	3,088,885
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-4/1/44	1,042,326	1,030,487
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,249,946	1,321,011
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	325,469	347,528
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	12,958,251	12,015,754
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,741	2,763

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	7,324	$7,711
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	88,426,408	79,040,910
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	23,106,496	21,993,190

Total FHLMC				1,591,588,790

FNMA - 13.6%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-1/1/59	221,253,648	214,467,407
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-7/1/41	17,094,542	17,974,125
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,016,900
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	271,728	253,158
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	5,502,771	5,847,316
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	615,591	582,319
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,738,040	5,302,407
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	685,656	640,651
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	1,766,322	1,894,375
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,012	1,064
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	1,014,707	921,921
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	2,950,738	2,440,437	(c)
Federal National Mortgage Association (FNMA)	3.520%	6/1/32	1,380,000	1,275,236
Federal National Mortgage Association (FNMA)	3.670%	6/1/32	1,204,854	1,131,108
Federal National Mortgage Association (FNMA)	3.730%	6/1/32	1,660,000	1,564,918
Federal National Mortgage Association (FNMA)	3.900%	6/1/32	500,000	476,408

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	51

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.560%	7/1/32	3,380,000	$3,131,774
Federal National Mortgage Association (FNMA)	3.830%	7/1/32	1,377,000	1,305,588
Federal National Mortgage Association (FNMA)	3.840%	7/1/32-8/1/32	7,637,000	7,226,233
Federal National Mortgage Association (FNMA)	3.860%	7/1/32	387,108	368,757
Federal National Mortgage Association (FNMA)	3.880%	7/1/32	1,995,730	1,903,956
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	687,590	665,062
Federal National Mortgage Association (FNMA)	4.110%	7/1/32	469,000	454,588
Federal National Mortgage Association (FNMA)	4.130%	7/1/32	1,200,000	1,161,674
Federal National Mortgage Association (FNMA)	4.185%	7/1/32	1,604,000	1,566,660
Federal National Mortgage Association (FNMA)	3.740%	9/1/32	5,904,000	5,532,077
Federal National Mortgage Association (FNMA)	4.410%	10/1/32-11/1/32	16,586,000	16,677,011	(d)(h)
Federal National Mortgage Association (FNMA)	4.260%	11/1/32	7,922,000	7,800,075	(d)(h)
Federal National Mortgage Association (FNMA)	4.440%	11/1/32	3,517,000	3,543,927	(h)
Federal National Mortgage Association (FNMA)	4.520%	11/1/32	8,360,000	8,384,166	(d)(h)
Federal National Mortgage Association (FNMA)	4.370%	12/1/32	6,560,000	6,578,450	(d)(h)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/46	35,399,580	35,402,392
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-5/1/52	524,473,115	480,455,590
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	902,081,497	804,363,922
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	17,858,063	18,454,275
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-9/1/61	977,498,347	828,554,883

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.000%	6/1/41-3/1/52	701,876,457	$574,087,730
Federal National Mortgage Association (FNMA)	2.000%	7/1/41-12/1/50	43,383,673	35,396,655	(g)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	373,195,855	351,098,068
Federal National Mortgage Association (FNMA)	1.500%	1/1/51-3/1/51	47,927,932	36,923,714
Federal National Mortgage Association (FNMA)	2.000%	10/1/51	171,500,000	138,901,602	(h)
Federal National Mortgage Association (FNMA)	2.500%	10/1/51	82,400,000	69,156,453	(h)
Federal National Mortgage Association (FNMA)	3.000%	10/1/51	66,500,000	57,899,160	(h)
Federal National Mortgage Association (FNMA)	3.500%	10/1/51	2,800,000	2,520,656	(h)
Federal National Mortgage Association (FNMA)	2.500%	1/1/52	7,969,176	6,735,483	(g)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.812%)	2.658%	11/1/35	7,306	7,584	(c)

Total FNMA				3,764,047,915

GNMA - 5.3%
Government National Mortgage Association (GNMA)	7.500%	5/15/23-9/15/31	5,902	5,936
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	22,298	23,369
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,272,459	1,328,387
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	3,598,775	3,750,111
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	7,519	7,569
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	2,666,010	2,807,893
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	26,249,052	23,610,420
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	21,293,461	20,322,382

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	53

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	8,956,863	$8,326,982
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-12/20/51	5,074,211	5,100,001
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	849,102	903,560
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	1,848,752	1,979,252
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	91,196,791	88,819,146
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	156,652,370	143,983,199
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	80,661,321	76,815,954
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/52	262,852,468	233,194,105
Government National Mortgage Association (GNMA) II	2.500%	9/20/51-10/20/51	85,607,392	73,926,485
Government National Mortgage Association (GNMA) II	2.500%	10/1/51	357,900,000	307,647,204	(h)
Government National Mortgage Association (GNMA) II	3.000%	10/1/51	210,100,000	185,749,738	(h)
Government National Mortgage Association (GNMA) II	3.500%	10/1/51	157,700,000	143,476,200	(h)
Government National Mortgage Association (GNMA) II	4.000%	10/1/51	66,300,000	61,930,933	(h)
Government National Mortgage Association (GNMA) II	4.500%	10/1/51	79,200,000	75,830,906	(h)
Government National Mortgage Association (GNMA) II	5.000%	10/1/51	16,000,000	15,663,831	(h)

Total GNMA				1,475,203,563

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,627,819,941)				6,830,840,268

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 10.8%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,950,111	2,456,412
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	16.264%	7/25/36	4,832,956	4,518,432	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	16.064%	8/25/36	2,366,057	1,529,183	(c)

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	3,653,208	$2,161,348
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	3.546%	2/25/37	10,733,436	1,327,662	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	3.193%	7/20/46	257,345	195,864	(c)
Angel Oak Mortgage Trust I LLC	5.016%	3/25/49	7,000,000	6,742,126	(a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	4.073%	11/17/38	14,812,299	14,582,755	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	3.344%	4/29/37	11,637,085	11,331,653	(a)(c)
BANK, 2020-BN29 C	3.135%	11/15/53	2,500,000	1,853,749	(c)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	28,615,431	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	5.209%	7/15/37	16,390,000	15,693,410	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	8,740,822	7,348,129	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,927,861	1,627,695
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	22.887%	7/25/36	1,507,530	1,483,403	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	3.254%	3/25/37	8,257,162	7,690,405	(c)
Benchmark Mortgage Trust, 2020- IG1 AS	2.909%	9/15/43	28,980,000	23,131,601	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	9.454%	7/15/25	93,060,000	90,237,211	(a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	8.281%	2/15/39	19,160,000	17,973,421	(a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	4.743%	4/15/37	9,650,000	9,526,866	(a)(c)
BRAVO Residential Funding Trust, 2022-NQM2 A1	4.272%	11/25/61	16,842,505	16,280,219	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	3.738%	10/15/36	16,208,420	15,976,800	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	55

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.662%	3/9/44	15,530,000	$13,003,055	(a)(c)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	4,190,000	3,138,952	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	6.708%	10/15/38	9,334,620	8,629,374	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	7.028%	2/15/39	23,588,420	21,714,459	(a)(c)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	5.296%	8/15/39	33,160,000	33,124,860	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	3.284%	10/25/36	215,906	192,273	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,687,878
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,245,767	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.997%	8/25/35	39,192	32,789	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	3.718%	11/15/37	112,444,286	109,667,834	(a)(c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	29,257,930	28,337,580	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	539,049	520,238
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.441%	2/10/48	3,070,000	2,826,929	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,673,133
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,386,579	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.216%	10/10/46	730,000	506,017	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	8,109,743	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.566%	12/10/47	11,948,000	10,854,805	(c)

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Commercial Mortgage Trust, 2015- DC1 B	4.035%	2/10/48	7,160,000	$6,727,039	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	12,389,809	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	3,802,603	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	11,388,768	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	10,015,252	(a)
CSMC Trust, 2015-2R 7A1	2.848%	8/27/36	3,503,674	3,505,970	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	3.064%	10/27/36	37,658,428	16,006,858	(a)(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	8.168%	7/15/32	23,400,000	20,964,935	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	17,991,571	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	35,967,944	31,814,668	(a)(c)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%)	5.842%	12/15/22	147,360,742	147,160,155	(a)(c)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%)	6.557%	9/16/25	47,520,000	45,798,645	(a)(c)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	8.975%	10/15/37	7,990,000	7,502,541	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	20,050,819	19,387,618	(a)(c)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	29,219,563	28,030,923	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	6.813%	11/15/23	50,000,000	47,588,100	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	13,678,650	12,909,363	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	13,758,793	11,898,051	(a)(c)
CSMC Trust, 2022-7R 1A1	4.900%	10/25/66	45,602,549	45,596,831	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	6.790%	1/15/24	33,000,000	30,759,866	(a)(c)
CSMC Trust, 2022-MARK XCP, IO	0.064%	6/15/39	131,200,000	98,256	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	3.518%	6/15/34	20,260,000	19,751,851	(a)(c)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	5.668%	7/15/38	7,354,735	7,008,984	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,236,078	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	57

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	$4,051,728	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	22,500,000	1,600,614	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.507%	1/25/30	15,496,000	1,270,780	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.814%	4/25/30	36,588,275	3,482,267	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.529%	7/25/30	9,345,974	771,637	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.865%	12/25/30	27,883,441	1,329,432	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K137 X1, IO	0.299%	11/25/31	15,041,702	219,150	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	1.027%	5/25/28	75,975,935	3,260,294	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.374%	6/25/29	6,300,000	437,228	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	20,569,083	955,932	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.445%	9/25/31	85,150,075	2,131,247	(c)

See Notes to Schedule of Investments.

58	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	69,298,136	$1,618,701	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	6,997,787	189,983	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.430%	6/25/55	71,641,179	1,862,692	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.352%	6/25/32	67,240,004	1,370,748	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.487%	6/25/32	24,996,003	747,758	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.264%	8/25/32	295,736,123	7,108,015	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.414%	7/25/26	19,483,952	754,315	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.752%	10/25/26	43,282,994	864,063	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.656%	12/25/27	43,132,024	1,050,407	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	20,485,714	607,297	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	59

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.443%	7/25/35	18,593,004	$2,132,216	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	12,977,087	545,365	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.342%	6/25/27	12,484,800	402,591	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,542,925	3,658,115
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	5,526,526	5,537,444
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	3.472%	11/15/36	656,613	53,528	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	3.612%	2/15/37	3,633,034	321,747	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	3.212%	9/15/37	1,051,301	79,284	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	421,574	3,761
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	3.412%	1/15/40	1,339,288	129,388	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	2,065,034	2,051,749
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	506,597	506,439

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.132%	10/15/41	2,375,225	$206,775	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	3.672%	12/15/41	2,471,165	244,643	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.232%	8/15/39	1,829,771	148,698	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.182%	8/15/42	646,347	62,525	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,840,368	190,716
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,286,571	74,015
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.432%	9/15/42	1,172,595	90,987	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,031,141	49,545
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	262,858	13,544
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.180%	4/15/41	2,579,303	96,865	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	8,857,365	8,104,698
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	5,756,574	5,221,084
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,609,120	4,163,009
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	8,680,118	1,300,533
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	23,668,964	3,728,392

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	61

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	9,947,301	$1,576,073
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	18,189,975	2,509,267
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	5,689,966	848,225
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	28,574,882	4,656,366
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,938,274	1,043,379
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	10,200,563	1,219,613
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	34,891,362	4,844,648
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,478,774	935,900
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,238,800	374,684
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	13,209,410	12,047,574
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	8,600,000	6,745,515
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	5.985%	9/25/42	14,000,000	13,632,065	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	6.834%	8/25/50	212,248	212,209	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	7.081%	10/25/50	18,832,000	19,009,748	(a)(c)

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	5.081%	10/25/50	19,425,160	$19,429,876	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	4.281%	12/25/50	35,631,242	35,053,346	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	4.081%	1/25/51	30,325,308	29,008,574	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	5.331%	1/25/34	11,560,000	10,298,493	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	4.681%	2/25/42	32,190,000	29,973,361	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	19,277,300	18,798,013	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	269,302	13,640
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.074%	2/15/38	561,215	21,131	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.282%	8/15/44	4,245,843	461,319	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.182%	12/15/46	11,344,630	1,030,007	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	63

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 B1 (30 Day Average SOFR + 3.400%)	5.681%	8/25/33	13,640,000	$12,329,720	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018- DNA1 B1 (1 mo. USD LIBOR + 3.150%)	6.234%	7/25/30	10,790,000	10,521,842	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 M2 (30 Day Average SOFR + 2.300%)	4.581%	8/25/33	38,980,000	37,808,550	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	6.781%	6/25/42	33,000,000	33,157,014	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	5.255%	6/25/42	16,357,647	16,368,470	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	6.084%	7/25/24	24,108,451	24,223,926	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	8.084%	7/25/25	5,809,388	5,930,583	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	7.084%	5/25/30	12,183,000	12,358,418	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	6.634%	7/25/30	20,000,000	19,967,660	(a)(c)

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	6.834%	10/25/30	21,245,000	$21,047,411	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	7.334%	1/25/31	22,076,000	22,441,594	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	7.434%	4/25/31	8,100,000	8,127,923	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	7.184%	7/25/39	4,737,142	4,698,754	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R08 1M2 (30 Day Average SOFR + 3.600%)	5.905%	7/25/42	3,000,000	2,848,296	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	1,183,970	1,111,357	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,524,815	3,322,884	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.218%	4/25/28	2,341,319	2,188,601	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,140,000	4,821,305
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,980,000	9,267,095
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	7,338,352	6,962,870
Federal National Mortgage Association (FNMA) ACES, 2019- M13 X1, IO	0.967%	6/25/34	11,741,743	549,013	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	65

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.684%	6/25/29	53,159,334	$1,532,974	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,088,835	5,444,497
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	6,881,103	6,016,512	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	11,533,405	10,688,937
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,469,737	2,987,784
Federal National Mortgage Association (FNMA) ACES, 2020- M36 X1, IO	1.552%	9/25/34	42,192,591	3,449,582	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	0.023%	10/25/35	1,277,627	47,736	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	0.153%	3/25/36	782,894	30,168	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	0.775%	7/25/36	1,908,878	122,029	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	2.587%	12/25/36	1,886,589	110,742	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	2.587%	12/25/36	2,255,316	91,938	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.396%	4/25/40	1,009,875	100,539	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	5,945,265	5,849,622

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	529,705	$542,202
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	3.616%	10/25/26	298,449	6,317	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	249,927	256,373
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	3.416%	4/25/42	1,285,431	141,623	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	1,975,258	2,064,849
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	3,070,985	3,303,235
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	195,031	171,849
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	3.566%	3/25/42	2,210,887	150,502	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	116,699	102,423
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	3.516%	7/25/42	220,661	23,367	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	476,018	22,402
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	449,126	15,167

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	67

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	12/25/42	1,630,613	$171,293	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	12/25/42	1,253,324	120,606	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	12/25/42	3,979,321	431,023	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,815,175	2,990,572
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	7,783,390	7,955,748
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	3/25/42	2,405,094	125,954	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,299,109	351,310
Federal National Mortgage Association (FNMA) REMIC, 2013- 026 HI, IO	3.000%	4/25/32	378,729	9,406
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,249,195	380,803
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	6/25/43	3,095,044	335,050	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013- 124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	2.866%	12/25/43	6,742,608	623,600	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.124%	8/25/44	2,735,360	110,587	(c)

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	5,853,159	$185,519	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	8/25/45	1,791,502	201,969	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	7,720,188	6,661,278
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	2.916%	11/25/45	10,022,107	1,005,808	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.016%	9/25/46	4,689,512	305,428	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.016%	10/25/57	18,342,175	1,837,514	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.116%	11/25/47	6,282,010	561,036	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,493,254	8,087,917
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	21,947,882
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	18,276,230	2,938,204
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	8,058,933	1,383,399
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	51,723,663	7,707,219

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	69

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	20,327,020	$2,659,959
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,661,853	1,139,087
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	41,247,790	6,098,284
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	296,680	63,318
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	561,528	115,949
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	251,782	51,571
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	133,301	27,933	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	110,192	24,952	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	175,572	31,021
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	723,658	150,471
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,249,768	50,122
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	69,775	3,230
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,776,028	280,084
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,334,539	227,298

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	626,764	$128,603
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	3.414%	6/25/37	6,749,475	1,995,965	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	964,812	950,519	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.015%	10/25/36	33,678,470	5,346,457	(a)(c)
FREMF Mortgage Trust, 2019- K103 X2A, IO	0.100%	12/25/51	687,109,773	3,725,715	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	3.976%	4/20/36	348,943	29,383	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	3.566%	8/20/37	1,379,945	65,237	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.466%	4/20/40	201,698	21,586	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	3.636%	1/20/40	33,700	564	(c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	21,258,266	21,583,250
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	804,789	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.493%	5/20/60	275,024	275,179	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.707%	8/20/58	794,039	788,065	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	71

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.737%	12/20/60	216,770	$214,728	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.757%	12/20/60	3,447,837	3,418,579	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	66,230	632
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.807%	2/20/61	1,151,534	1,142,409	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.837%	3/20/61	3,227,047	3,203,206	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.857%	3/20/61	2,772,643	2,755,146	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.036%	3/20/42	932,915	98,202	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	327,289	8,981
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.161%	8/16/42	1,581,450	155,740	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.583%	1/16/54	25,570,863	416,958	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.066%	10/16/48	27,214,260	58,492	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.555%	11/16/47	8,628,542	122,235	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.849%	11/16/47	3,342,307	3,064,776	(c)

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	1,054,082	$22,172	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	253,580	244,316	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	1,279,039	43,544
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	333,209	59,018
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.136%	2/20/46	13,239,261	1,547,548	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,473,907	512,840
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.161%	10/16/46	5,062,726	711,050	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.436%	8/16/58	13,660,892	382,407	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.659%	2/16/57	18,017,542	683,928	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.618%	7/16/58	8,238,166	255,531	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.527%	2/16/59	4,893,417	172,700	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.529%	4/16/57	31,245,346	1,037,274	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.503%	12/16/59	3,760,979	128,188	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	1.698%	7/20/67	21,226,656	1,187,169	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	73

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	2.655%	9/20/67	16,872,395	$664,536	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.294%	10/20/67	8,623,948	396,160	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	3.115%	11/20/67	2,665,252	94,150	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	3,253,390	2,967,259
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	2.657%	2/20/68	9,655,698	9,561,732	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.657%	5/20/68	17,005,320	16,917,542	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	2.657%	5/20/68	8,570,038	8,462,591	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	2.657%	7/20/68	5,720,547	5,645,388	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	0.478%	10/20/68	4,184,684	4,109,543	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	4,456,801	4,087,516
Government National Mortgage Association (GNMA), 2020-173 MI, IO	2.500%	11/20/50	26,380,316	3,476,744
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	17,240,328	2,785,342
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	5,861,976	915,957
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	26,353,365	21,356,253

See Notes to Schedule of Investments.

74	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	23,993,177	$1,479,103	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	7,166,699	1,045,950
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	21,326,726	2,960,169
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	10,215,102	1,501,880
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	9,754,488	1,450,484
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	6,687,300	993,537
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	9,208,669	1,366,967
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	30,745,631	4,207,438
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	69,089,475	7,718,690
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	7,698,980	517,958	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	2.883%	5/20/70	18,035,346	17,965,553	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	3.607%	4/20/70	4,936,851	4,978,817	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	2.857%	7/20/70	1,738,198	1,697,262	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	2.807%	7/20/70	5,908,798	5,738,532	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	2.807%	7/20/70	2,360,652	$2,297,043	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	2.757%	8/20/70	60,192	59,644	(c)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	21,249,027	16,406,285
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	41,717,418	32,547,754
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	476,489	82,586
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	22,129,352	1,323,984	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	32,559,702	2,114,518	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.866%	10/16/62	30,130,187	2,008,120	(c)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.871%	11/16/63	9,631,551	688,963	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	4,044,434	462,466
Government National Mortgage Association (GNMA), 2021-133, IO	0.879%	7/16/63	21,646,677	1,519,672	(c)
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	3,300,000	2,089,381
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	9,286,058	517,141	(c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,445,503	1,319,930
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	11,700,000	10,013,639
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	28,756,088	1,549,357	(c)

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	65,931,045	$3,630,618	(c)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	31,263,257
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	5,600,000	4,535,223
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	4.152%	12/15/36	15,590,000	14,911,190	(a)(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	3.724%	10/25/45	1,422,437	1,391,160	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	3.644%	11/25/45	11,246,138	6,926,529	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	3.544%	4/25/36	71,411	82,814	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	4.618%	9/15/31	128,545,721	109,287,643	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	7.268%	11/15/32	12,548,000	11,639,342	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,214,092	(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.161%	5/10/50	16,340,000	15,289,341	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,064,732
GS Mortgage Securities Trust, 2022-SROA A (1 mo. Term SOFR + 2.650%)	5.245%	7/12/24	8,641,794	8,622,747	(a)(c)
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	26,353,256	23,657,655	(a)(c)
GSR Mortgage Loan Trust, 2005- AR7 1A1	4.119%	11/25/35	557,183	336,562	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	3.473%	6/19/35	1,640,961	1,556,808	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.719%	6/19/45	1,859,402	$940,305	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	3.524%	2/25/36	459,645	181,489	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	3.173%	11/19/46	99,038	70,646	(c)
Homeward Opportunities Fund Trust, 2022-1 A1, Step Bond	5.082%	7/25/67	21,840,886	21,251,036	(a)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	3.604%	11/25/35	1,462,005	1,313,911	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	3.584%	5/25/37	3,725,298	3,533,662	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.207%	8/25/35	106,534	54,690	(c)
INTOWN Mortgage Trust, 2022- STAY A (1 mo. Term SOFR + 2.489%)	5.334%	8/15/37	16,450,000	16,310,993	(a)(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	2.099%	12/26/36	14,772,748	7,749,577	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.699%	8/15/46	4,000,000	3,885,256	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	1,602,000	1,567,605	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,668,655
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.373%	7/15/48	19,921,000	18,404,070	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.776%	8/15/48	10,543,000	9,818,056	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	580,540
JPMorgan Chase Commercial Mortgage Securities Trust, 2015- FL7 D (1 mo. USD LIBOR + 3.750%)	6.568%	5/15/28	10,175,200	9,406,340	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016- JP3 C	3.572%	8/15/49	1,510,000	1,283,640	(c)

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.723%	2/15/51	890,730	$799,088	(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	6,049,048	5,405,494	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,682,912	4,217,364	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	7,405,854	6,632,680	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	3.387%	9/27/36	11,520,120	10,199,039	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond (3.250% to 10/25/22, 6.250% to 10/25/23 then 7.250%)	3.250%	11/25/59	53,485,694	53,489,652	(a)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	3,260,562	3,186,112	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	22,930,469	21,240,455	(a)
Lehman Mortgage Trust, 2006-7 3A4,IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.066%	11/25/36	5,473,196	1,006,178	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	3.680%	7/25/34	70,692	69,598	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	3.294%	4/25/46	77,970	68,981	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,267,388	842,050	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,680,361	1,261,659	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	3.434%	5/25/35	1,811,049	993,016	(a)(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	5.968%	11/15/38	36,130,000	34,148,367	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	79

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. USD LIBOR + 2.101%)	4.919%	4/15/38	159,000	$149,564	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	312,735	156,047	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,980,463	988,206	(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	161,743	159,388	(c)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	4.637%	3/30/25	44,690,000	44,690,000	(a)(c)(d)
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	2.963%	7/25/34	8,480	8,030	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.720%	7/25/35	580,580	517,059	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	2.904%	4/16/36	31,224,377	29,431,161	(a)(c)
Multifamily Trust, 2016-1 B	0.388%	4/25/46	1,313,387	1,315,029	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	26,116,484	24,640,626	(a)(c)
New Residential Mortgage Loan Trust, 2022-NQM4 A1, Step Bond	5.000%	6/25/62	15,328,575	14,922,615	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	46,601	24,743
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	2.964%	2/26/46	8,831,091	7,266,254	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	26,772,038	25,832,548	(a)(c)
NYMT Loan Trust, 2022-SP1 A1	5.250%	7/25/62	43,065,414	41,565,876	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	5.813%	10/27/22	4,915,601	4,743,346	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	5.984%	2/27/24	18,174,764	17,818,499	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	4.066%	6/25/36	6,815,089	780,051	(c)

See Notes to Schedule of Investments.

80	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	20,025,023	$16,344,281	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	28,176,769	23,308,130	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	364,740	167,085
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	144,922	98,692
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	3.534%	1/25/37	5,186,604	1,904,256	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	2.905%	3/25/36	4,779,758	4,313,998	(a)(c)
Redwood Funding Trust, 2019-1 PT	4.468%	9/27/24	27,790,034	27,616,346	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	3.492%	7/25/36	7,511,136	261,043	(a)(c)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	3.484%	5/25/34	4,988	4,844	(c)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	9/25/67	13,607,958	13,232,270	(a)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	5,344,619	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	5.830%	1/15/27	15,000,000	14,705,203	(a)(c)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	23,410,000	17,803,581	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	3.800%	7/25/34	466	459	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	3.444%	7/25/46	81,588	68,478	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	3.733%	10/19/33	50,191	46,693	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	3.434%	4/25/36	15,872,045	3,670,625	(c)
Towd Point Mortgage Trust, 2015-2 1B3	3.371%	11/25/60	8,883,500	7,476,346	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	4.084%	5/25/58	17,463,846	17,160,397	(a)(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	4,987,093

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	81

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	$5,509,055
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	49,703,332	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.880%	2/15/51	1,874,524	1,440,177	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	4.142%	9/25/33	4,012	3,792	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.960%)	4.044%	11/25/45	16,270,559	8,892,581	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	1/14/26	3,091,657	2,924,388	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	2.376%	3/25/37	6,053,212	250,444	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	3.514%	6/25/37	2,241,263	1,813,519	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.432%	7/15/46	450,000	423,042	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,332,003
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.307%	11/15/50	30,445,240	1,362,936	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,124,907
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	10,000,000	6,042,791	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	260,714	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.131%	3/15/47	35,450,312	310,928	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,222,683,831)				2,985,024,647

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.6%
U.S. Government Obligations - 8.6%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,409,892
U.S. Treasury Bonds	1.125%	8/15/40	194,970,000	120,889,016
U.S. Treasury Bonds	2.250%	5/15/41	116,890,000	88,432,308
U.S. Treasury Bonds	1.750%	8/15/41	214,870,000	147,047,460

See Notes to Schedule of Investments.

82	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	2.000%	11/15/41	54,120,000		$38,768,735
U.S. Treasury Bonds	3.625%	8/15/43	8,740,000		8,157,561	(j)
U.S. Treasury Bonds	3.750%	11/15/43	107,410,000		102,115,022	(f)(k)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000		276,463,270	(f)(k)
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000		43,262,781	(j)
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000		432,857,701	(j)(k)
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800		95,998,786
U.S. Treasury Bonds	1.250%	5/15/50	753,660,000		422,182,078
U.S. Treasury Bonds	1.375%	8/15/50	472,610,000		273,929,189
U.S. Treasury Bonds	1.625%	11/15/50	281,870,000		175,133,757
U.S. Treasury Bonds	1.875%	2/15/51	96,800,000		64,122,438
U.S. Treasury Bonds	2.000%	8/15/51	22,950,000		15,686,684
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000		5,568,884
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000		56,373,640

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,420,853,004)					2,371,399,202

SOVEREIGN BONDS - 8.3%
Argentina - 0.1%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	128,081	(d)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		996,743
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	59,973,058		12,113,448
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	45,819,840		8,345,819
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	22,200,000		4,776,537
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	21,810,394		6,843,011	(a)

Total Argentina					33,203,639

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	83

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.5%
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		$17,152,246
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	6,984,000		5,664,025
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		39,844,988
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	27,670,000		21,412,458
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	61,520,000		42,071,693

Total Brazil					126,145,410

China - 1.7%
China Government Bond	3.290%	5/23/29	2,849,530,000	CNY	418,166,977
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	16,526,069	(l)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	8,442,053	(l)
China Government Bond, Senior Notes	3.310%	11/30/25	138,000,000	CNH	19,768,145	(l)

Total China					462,903,244

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	18,820,000		12,766,836
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		13,151,567
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		12,793,269
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		6,202,902

Total Colombia					44,914,574

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	17,890,000		14,127,506
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		2,244,954
Indonesia Treasury Bond	7.000%	5/15/27	1,675,317,000,000	IDR	110,076,386
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	227,176,805
Indonesia Treasury Bond	6.375%	4/15/32	279,555,000,000	IDR	17,111,189
Indonesia Treasury Bond	7.500%	6/15/35	100,623,000,000	IDR	6,620,997

Total Indonesia					377,357,837

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		$12,726,033
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		6,182,717
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		3,808,805	(l)

Total Israel					22,717,555

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		6,643,070	(l)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		4,828,461	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	31,980,000		19,711,992	(a)

Total Kenya					31,183,523

Mexico - 3.2%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	16,023,953
Mexican Bonos, Bonds	8.000%	11/7/47	6,080,860,000	MXN	254,839,348
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	96,792,536
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,887,410,000	MXN	123,745,938
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	338,338,638
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	33,650,000		23,854,305
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	24,680,000		18,082,106
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		7,132,676

Total Mexico					878,809,500

Nigeria - 0.0%††
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		5,905,925	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		6,079,266	(a)

Total Nigeria					11,985,191

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	39,170,000		27,676,886
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		5,515,989

Total Panama					33,192,875

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	85

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paraguay - 0.0%††
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	11,240,000		$8,870,031	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	14,240,000		11,310,665
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		2,395,951
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		13,506,986

Total Peru					27,213,602

Poland - 0.0%††
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	20,000		19,755

Russia - 0.7%
Russian Federal Bond - OFZ	7.000%	1/25/23	1,326,230,000	RUB	7,270,032	*(m)
Russian Federal Bond - OFZ	7.000%	8/16/23	3,299,070,000	RUB	18,084,603	*(m)
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	1,403,925	*(m)
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	14,778,957	*(m)
Russian Federal Bond - OFZ	7.050%	1/19/28	9,423,889,000	RUB	51,659,192	*(m)
Russian Federal Bond - OFZ	6.900%	5/23/29	8,042,300,000	RUB	44,085,698	*(m)
Russian Federal Bond - OFZ	7.650%	4/10/30	7,332,630,000	RUB	40,195,480	*(m)
Russian Federal Bond - OFZ	7.250%	5/10/34	309,130,000	RUB	1,694,566	*(m)
Russian Federal Bond - OFZ	7.700%	3/16/39	5,422,870,000	RUB	29,726,696	*(m)

Total Russia					208,899,149

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		26,914,111	(a)

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $3,146,357,153)					2,294,329,997

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 6.7%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	4.865%	3/1/27	24,819,536	$23,634,776	(c)(n)(o)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	6.115%	3/9/27	13,240,000	11,128,286	(c)(n)(o)

Total Diversified Telecommunication Services				34,763,062

Interactive Media & Services - 0.0%††
Rackspace Technology Global Inc., Term Loan B (3 mo. USD LIBOR + 2.750%)	5.617%	2/15/28	7,054,103	5,072,359	(c)(n)(o)

Media - 0.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	4.870%	4/30/25	43,362,753	42,696,702	(c)(n)(o)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.870%	2/1/27	11,186,840	10,790,602	(c)(n)(o)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	6.115%	5/1/26	25,530,418	24,048,760	(c)(n)(o)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	5.615%	9/18/26	29,651,316	29,317,739	(c)(n)(o)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	6.200%	1/31/26	7,544,392	6,865,396	(c)(e)(n)(o)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	6.615%	12/17/26	20,919,220	19,646,704	(c)(n)(o)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	5.318%	1/31/28	39,153,074	37,461,857	(c)(n)(o)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	87

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	6.068%	1/31/29	4,840,000	$4,697,825	(c)(n)(o)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	5.318%	4/30/28	5,694,824	5,447,099	(c)(n)(o)

Total Media				180,972,684

Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	5.068%	1/15/26	4,710,170	4,421,672	(c)(n)(o)
CSC Holdings LLC, 2019 Term Loan (1 mo. USD LIBOR + 2.500%)	5.318%	4/15/27	4,790,832	4,494,423	(c)(n)(o)

Total Wireless Telecommunication Services				8,916,095

TOTAL COMMUNICATION SERVICES				229,724,200

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	4/30/26	14,413,363	13,677,705	(c)(n)(o)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	6.505%	9/23/26	34,398,874	33,396,491	(c)(n)(o)
ServiceMaster Co. LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	4.875%	11/5/26	5,124,484	5,087,639	(c)(n)(o)

Total Diversified Consumer Services				38,484,130

Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.871%	11/19/26	25,944,808	24,872,249	(c)(n)(o)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	6.615%	8/17/28	14,504,927	14,096,976	(c)(n)(o)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.865%	3/11/25	1,770,135	1,719,243	(c)(n)(o)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.865%	1/15/27	3,838,396	3,705,242	(c)(n)(o)

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.865%	12/23/24	27,688,144	$27,096,864	(c)(n)(o)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	6.615%	7/21/25	10,835,539	10,701,666	(c)(n)(o)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. USD LIBOR + 2.500%)	6.174%	3/29/27	8,218,885	8,023,687	(c)(n)(o)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	5.121%	11/30/23	8,979,911	8,950,277	(c)(n)(o)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.809%	6/22/26	36,483,408	35,335,640	(c)(n)(o)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	5.615%	5/29/26	11,357,770	11,062,809	(c)(n)(o)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.000%)	5.906%	4/13/29	28,438,725	27,699,318	(c)(n)(o)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	5.370%	2/8/27	29,298,929	28,099,430	(c)(n)(o)

Total Hotels, Restaurants & Leisure				201,363,401

Specialty Retail - 0.2%
Academy Ltd., Refinancing Term Loan (1 mo. USD LIBOR + 3.750%)	6.878%	11/5/27	2,789,701	2,738,566	(c)(n)(o)
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	6.865%	3/6/28	10,012,359	9,286,463	(c)(n)(o)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	5.865%	10/19/27	19,701,858	17,901,601	(c)(n)(o)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	6.924%	3/3/28	9,540,353	9,035,048	(c)(n)(o)

Total Specialty Retail				38,961,678

TOTAL CONSUMER DISCRETIONARY				292,486,914

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	89

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	7.174%	3/31/28	28,390,655	$25,618,592	(c)(n)(o)

Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	5.365%	1/29/27	12,381,222	11,717,279	(c)(n)(o)

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	5.313%	12/22/27	5,530,128	5,302,010	(c)(n)(o)

TOTAL CONSUMER STAPLES				42,637,881

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	5.134%	8/4/28	58,739,503	56,369,070	(c)(n)(o)

FINANCIALS - 1.2%
Capital Markets - 0.2%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	6.688%	11/1/28	17,636,150	17,166,588	(c)(n)(o)
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	6.615%	4/7/28	11,486,427	10,572,337	(c)(n)(o)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	5.615%	6/27/25	1,226,214	1,216,637	(c)(n)(o)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	6.174%	2/1/27	10,432,662	9,895,119	(c)(n)(o)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	5.115%	7/3/24	23,275,261	22,748,309	(c)(n)(o)

Total Capital Markets				61,598,990

Diversified Financial Services - 0.7%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	6.043%	10/22/26	32,686,652	31,658,330	(c)(n)(o)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	5.649%	2/2/28	29,186,286	28,421,606	(c)(n)(o)

See Notes to Schedule of Investments.

90	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	6.784%	4/9/27	36,971,068	$34,968,530	(c)(n)(o)
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.262%)	6.164%	3/20/28	15,681,200	14,248,330	(c)(n)(o)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	5.865%	1/26/28	20,672,075	19,868,861	(c)(n)(o)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	5.674%	11/5/28	39,440,000	38,601,900	(c)(n)(o)
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	5.520%	4/29/26	26,079,971	25,134,572	(c)(n)(o)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.118%	1/13/29	13,350,000	12,828,549	(c)(n)(o)

Total Diversified Financial Services				205,730,678

Insurance - 0.3%
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	5.365%	2/19/28	14,688,483	14,086,769	(c)(n)(o)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	6.115%	11/3/24	17,829,213	16,726,031	(c)(n)(o)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	6.365%	12/23/26	28,995,623	24,664,547	(c)(n)(o)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	6.365%	7/31/27	11,811,100	9,998,096	(c)(n)(o)
Asurion LLC, Term Loan B10 (3 mo. Term SOFR + 4.100%)	7.134%	8/21/28	3,708,365	3,172,970	(c)(n)(o)

Total Insurance				68,648,413

TOTAL FINANCIALS				335,978,081

HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	10/23/28	35,252,850	32,482,152	(c)(n)(o)

Health Care Providers & Services - 0.6%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	7.424%	2/18/27	11,552,295	10,519,808	(c)(n)(o)
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	7.378%	10/2/25	15,465,645	13,486,043	(c)(n)(o)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	91

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	5.115%	11/15/27	41,852,086	$39,820,585	(c)(n)(o)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	6.871%	11/16/25	11,315,376	10,549,552	(c)(n)(o)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	6.365%	3/5/26	21,792,426	20,706,727	(c)(n)(o)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	6.615%	3/5/26	17,065,519	16,258,747	(c)(n)(o)
Phoenix Newco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	11/15/28	17,392,600	16,637,152	(c)(n)(o)
Sterigenics-Nordion Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.865%	12/11/26	37,729,289	33,390,421	(c)(n)(o)

Total Health Care Providers & Services				161,369,035

Health Care Technology - 0.2%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	7,792,754	7,001,789	(p)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	6.576%	2/15/29	45,862,303	41,207,280	(c)(n)(o)
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 1.500%)	7.750%	3/1/24	19,025,364	18,991,024	(c)(n)(o)

Total Health Care Technology				67,200,093

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. USD LIBOR + 2.250%)	5.938%	7/3/28	22,594,217	22,135,328	(c)(n)(o)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	5.938%	7/3/28	5,630,428	5,516,074	(c)(n)(o)

Total Life Sciences Tools & Services				27,651,402

Pharmaceuticals - 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	7.674%	10/1/27	38,067,963	36,373,938	(c)(n)(o)

See Notes to Schedule of Investments.

92	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.875%	3/15/28	16,585,012	$15,968,299	(c)(n)(o)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	6.615%	5/5/28	32,945,569	31,907,125	(c)(n)(o)

Total Pharmaceuticals				84,249,362

TOTAL HEALTH CARE				372,952,044

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	5.264%	12/1/27	7,318,499	7,146,514	(c)(n)(o)
Transdigm Inc., Refinancing Term Loan F (3 mo. USD LIBOR + 2.250%)	5.924%	12/9/25	1,813,918	1,742,324	(c)(n)(o)

Total Aerospace & Defense				8,888,838

Airlines - 0.2%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	6.421%	8/11/28	14,693,175	14,009,722	(c)(n)(o)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.460%	10/20/27	14,290,000	14,367,023	(c)(n)(o)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	6.533%	4/21/28	27,934,600	26,780,342	(c)(n)(o)

Total Airlines				55,157,087

Building Products - 0.2%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	6.340%	2/26/29	48,000,000	39,744,000	(c)(n)(o)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	6.115%	6/9/28	16,616,500	16,029,190	(c)(n)(o)

Total Building Products				55,773,190

Commercial Services & Supplies - 0.4%
Ali Group North America Co., Term Loan B (1 mo. Term SOFR + 2.114%)	5.149%	7/30/29	29,747,933	28,773,688	(c)(n)(o)
Allied Universal Holdco LLC, USD Term Loan (1 mo. USD LIBOR + 3.750%)	6.784%	5/12/28	41,639,442	36,720,783	(c)(n)(o)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	93

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.115%	10/1/26	15,241,353	$14,894,612	(c)(n)(o)
Garda World Security Corp., Term Loan B2 (3 mo. USD LIBOR + 4.250%)	7.240%	10/30/26	7,439,555	7,019,927	(c)(n)(o)
GFL Environmental Inc., 2020 Term Loan (3 mo. USD LIBOR + 3.000%)	5.806%	5/30/25	3,578,835	3,546,858	(c)(n)(o)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	7.115%	8/27/25	21,790,871	21,191,622	(c)(n)(o)

Total Commercial Services & Supplies				112,147,490

Construction & Engineering - 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.615%	6/7/28	4,946,489	4,713,583	(c)(n)(o)

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (1 mo. USD LIBOR + 2.750%)	5.865%	8/1/25	6,240,261	5,982,132	(c)(n)(o)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	5.674%	12/30/26	44,605,901	43,490,754	(c)(n)(o)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	4.936%	2/24/25	17,030,000	16,613,531	(c)(n)(o)

Total Road & Rail				60,104,285

Trading Companies & Distributors - 0.0%††
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	5.424%	10/6/23	5,500,000	5,500,880	(c)(n)(o)

TOTAL INDUSTRIALS				308,267,485

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	4/6/26	1,940,000	1,796,925	(c)(n)(o)

Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.878%	7/2/29	20,760,000	20,154,534	(c)(n)(o)

See Notes to Schedule of Investments.

94	Western Asset Core Plus Bond Fund 2022 Quarterly Report

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(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.1%
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.865%	4/28/28	12,274,748	$11,863,851	(c)(n)(o)

Software - 0.6%
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	6.865%	10/8/28	12,278,300	10,835,600	(c)(e)(n)(o)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	6.903%	10/16/26	44,778,363	42,844,162	(c)(n)(o)
Magenta Buyer LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.750%)	7.870%	7/27/28	52,007,000	47,118,342	(c)(n)(o)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	6.865%	2/1/28	37,605,006	35,738,858	(c)(n)(o)
RealPage Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	6.115%	4/24/28	37,948,551	35,650,576	(c)(n)(o)
Seattle SpinCo Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	5.865%	6/21/24	1,308,946	1,283,585	(c)(n)(o)

Total Software				173,471,123

TOTAL INFORMATION TECHNOLOGY				207,286,433

MATERIALS - 0.0%††
Containers & Packaging - 0.0%††
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	4.865%	2/4/27	12,951,483	12,503,233	(c)(n)(o)

TOTAL SENIOR LOANS (Cost - $1,959,907,382)				1,858,205,341

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.7%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	4.643%	7/1/39	1,575,000	1,499,208	(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	23,789,700	22,615,131	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	25,093,307	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,346,961	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	$6,909,527	(a)
Avis Budget Rental Car Funding AESOP LLC, 2022-3A A	4.620%	2/20/27	18,110,000	17,554,637	(a)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.924%	9/25/34	724,302	696,686	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	6.141%	12/27/39	1,203,908	1,210,501	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	4.584%	10/25/37	47,370,000	44,291,476	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	4.834%	10/25/37	108,930,000	90,705,804	(a)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	4.484%	12/28/48	15,603,570	15,441,383	(a)(c)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	212,077	254	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	7,773,707	6,959,655	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	3.764%	12/25/36	38,580	29,072	(a)(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.541%	11/15/36	267,462	235,886	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	2.958%	1/15/37	2,022,089	1,855,274	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	5.682%	8/9/24	55,580,175	54,379,128	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	60,138,091	58,794,004	(a)(c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	41,595,675	32,756,665	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	404,453	365,854	(a)

See Notes to Schedule of Investments.

96	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	4.234%	11/25/69	13,250,764	$13,064,245	(a)(c)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	4.434%	3/25/36	5,704,636	5,671,949	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,986,815	3,710,448
First Franklin Mortgage Loan Trust, 2006-FF14 A5 (1 mo. USD LIBOR + 0.1600%)	3.244%	10/25/36	6,204,934	6,081,390	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	45,363,691
FS Rialto Issuer LLC, 2022-FL6 A (1 mo. Term SOFR + 2.580%)	5.598%	8/17/37	24,000,000	23,820,000	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	3.584%	10/25/34	1,145,463	1,187,962	(a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	3.484%	10/25/46	4,571,387	3,955,831	(a)(c)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	1,520,883	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	61,540,000	52,742,875	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	41,500,000	36,520,000	(a)
J.G. Wentworth XLI LLC, 2018-1A A	3.740%	10/17/72	6,567,498	5,796,852	(a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,332,410	5,914,812	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	21,252,779	16,957,922	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	13,678,149	11,249,093	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.320%)	3.404%	10/25/36	3,127,046	1,090,682	(c)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	5.659%	9/17/37	15,590,000	15,704,710	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	97

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	4.104%	10/25/33	85,533	$83,628	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	16,300,297	15,417,098	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	3.454%	6/25/33	12,302,575	11,531,085	(c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	3.434%	3/25/33	6,835,755	6,401,781	(c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	3.394%	5/25/32	2,699,716	2,528,369	(c)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	16,061,857	15,463,532	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	2,504,685	2,239,940	(a)
Navient Private Education Refi Loan Trust, 2021-BA A	0.940%	7/15/69	21,707,391	18,686,017	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	799,541	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	3.684%	9/25/42	9,110,014	8,983,753	(a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	20,851,333	18,371,909	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	22,319,843	18,702,274
Origen Manufactured Housing Contract Trust, 2006-A A2	4.067%	10/15/37	4,941,793	5,087,614	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.868%	4/15/37	6,390,299	5,918,874	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	4.884%	7/25/35	1,301,206	1,263,371	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	4.209%	8/25/33	760,857	737,669	(c)
RAMP Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	3.434%	10/25/36	17,016,679	16,321,686	(c)

See Notes to Schedule of Investments.

98	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	4.324%	3/25/34	4,084,485	$3,672,775	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,400,496	7,770,054
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	4.584%	10/25/32	1,085,253	1,058,580	(a)(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	3,160,778	2,974,479
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	3.963%	12/17/68	12,888,834	12,521,954	(a)(c)
SMB Private Education Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.830%)	3.648%	9/15/37	3,583,996	3,516,346	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	23,001,697	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	9,633,208	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	20,000,000	16,895,408	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	2,170,000	1,942,786	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	33,948,535	29,819,225	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	13,304,473	12,174,213	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	3.304%	2/25/36	1,079,984	28,560	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.300%)	3.384%	3/25/37	19,947,550	15,993,337	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF2 M1 (1 mo. USD LIBOR + 2.250%)	5.334%	8/25/37	17,510,000	15,891,708	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.583%	5/25/31	3,882,816	3,198,580	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,412,072	2,140,645	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	99

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS		VALUE
ASSET-BACKED SECURITIES - (continued)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	32,796,620		$25,346,933	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	18,569,631		15,555,643	(a)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	28,400,000		24,413,197	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	4,108,555		3,803,522
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	7,752,271		6,741,201
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,900,525		3,330,759	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,154,509,186)					1,026,056,709

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Japan - 0.2%
Japanese Government CPI Linked Bond (Cost - $94,454,769)	0.100%	3/10/26	9,694,321,300	JPY	69,996,309

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.2%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $60,856,229)			2,000,000		45,600,000

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Japanese Yen Futures, Call @ $71.00	10/7/22	145	181,250		12,688
U.S. Treasury 5-Year Notes Futures, Call @ $111.50	10/21/22	1,761	1,761,000		55,031
U.S. Treasury 5-Year Notes Futures, Call @ $111.75	11/25/22	522	522,000		48,938
U.S. Treasury 10-Year Notes Futures, Call @ $112.50	10/21/22	420	420,000		374,062
U.S. Treasury Long-Term Bonds Futures, Call @ $126.00	10/21/22	380	380,000		855,000

See Notes to Schedule of Investments.

100	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $130.00	10/21/22	1,282	1,282,000	$901,406
U.S. Treasury Long-Term Bonds Futures, Call @ $131.00	10/21/22	211	211,000	108,797

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $5,458,694)				2,355,922

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/ Canadian Dollar, Put @ 1.27CAD	Morgan Stanley & Co. Inc.	10/7/22	73,922,000	73,922,000	5
U.S. Dollar/ Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	107,700,000	107,700,000	92
U.S. Dollar/ Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	35,901,000	35,901,000	24
U.S. Dollar/ Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	35,901,000	35,901,000	28
U.S. Dollar/ Canadian Dollar, Put @ 1.27CAD	Goldman Sachs Group Inc.	10/14/22	107,879,000	107,879,000	257
U.S. Dollar/ Japanese Yen, Put @ 131.55JPY	Goldman Sachs Group Inc.	10/5/22	193,302,757	193,302,757	1,013
U.S. Dollar/ Japanese Yen, Put @ 131.39JPY	Citibank N.A.	10/6/22	57,453,170	57,453,170	919
U.S. Dollar/ Japanese Yen, Put @ 131.50JPY	Goldman Sachs Group Inc.	10/6/22	64,199,142	64,199,142	1,063

TOTAL OTC PURCHASED OPTIONS (Cost - $7,575,159)					3,401

TOTAL PURCHASED OPTIONS (Cost - $13,033,853)					2,359,323

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $33,141,062,128)					28,103,087,188

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	101

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $28,440,072)	2.799%	28,440,072	$28,440,072	(q)

TOTAL INVESTMENTS - 101.6% (Cost - $33,169,502,200)			28,131,527,260
Liabilities in Excess of Other Assets - (1.6)%			(447,760,042)

TOTAL NET ASSETS - 100.0%			$27,683,767,218

See Notes to Schedule of Investments.

102	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2022, the Fund held TBA securities with a total cost of $1,148,980,619.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)	The coupon payment on this security is currently in default as of September 30, 2022.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	All or a portion of this loan is unfunded as of September 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $28,440,072 and the cost was $28,440,072 (Note 2).

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
CPI	— Consumer Price Index
ETF	— Exchange-Traded Fund
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.50		6,359	15,897,500		$(397,437)
90-Day Eurodollar Futures, Call	12/19/22	97.00		25,867	64,667,500		(1,131,681)
90-Day Eurodollar Futures, Call	12/19/22	99.00		209	522,500		(1,306)
Australian Dollar Futures, Call	10/7/22	64.50		314	314,000		(144,440)
Euro-Bund Futures, Call	10/21/22	137.00	EUR	421	42,100,000	EUR	(1,217,173)
Euro-Bund Futures, Call	10/21/22	138.00	EUR	281	28,100,000	EUR	(649,930)
Euro-Bund Futures, Call	10/21/22	145.00	EUR	852	85,200,000	EUR	(300,601)
Euro-Bund Futures, Call	11/25/22	138.00	EUR	421	42,100,000	EUR	(1,439,978)
Euro-Bund Futures, Call	11/25/22	140.00	EUR	281	28,100,000	EUR	(696,747)
Euro-Bund Futures, Put	10/21/22	140.00	EUR	851	85,100,000	EUR	(2,460,367)
Japanese Yen Futures, Call	11/4/22	71.00		288	360,000		(208,800)

See Notes to Schedule of Investments.

104	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

EXCHANGE-TRADED WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/7/22	$107.75	629	629,000	$(226,047)
U.S. Treasury 5-Year Notes Futures, Call	10/7/22	108.00	1,437	1,437,000	(381,703)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	108.50	632	632,000	(202,438)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	109.00	2,625	2,625,000	(533,203)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	109.25	6,881	6,881,000	(1,075,156)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	109.50	633	633,000	(79,125)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	110.00	1,896	1,896,000	(148,125)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	110.25	4,422	4,422,000	(276,375)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	110.50	2,128	2,128,000	(116,376)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	111.00	2,125	2,125,000	(83,009)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	112.00	1,593	1,593,000	(37,337)
U.S. Treasury 5-Year Notes Futures, Call	11/25/22	109.00	2,615	2,615,000	(1,246,212)
U.S. Treasury 5-Year Notes Futures, Call	11/25/22	109.25	6,809	6,809,000	(2,766,156)
U.S. Treasury 5-Year Notes Futures, Call	11/25/22	110.00	4,205	4,205,000	(1,084,104)
U.S. Treasury 5-Year Notes Futures, Put	10/7/22	107.00	627	627,000	(171,446)
U.S. Treasury 5-Year Notes Futures, Put	10/21/22	107.00	1,044	1,044,000	(522,000)
U.S. Treasury 5-Year Notes Futures, Put	10/21/22	108.00	1,055	1,055,000	(1,038,516)
U.S. Treasury 10-Year Notes Futures, Call	10/7/22	112.00	2,093	2,093,000	(1,569,750)
U.S. Treasury 10-Year Notes Futures, Call	10/7/22	112.50	417	417,000	(215,016)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	111.00	627	627,000	(1,087,453)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	111.50	840	840,000	(1,194,375)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	112.75	1,097	1,097,000	(857,031)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	113.00	3,881	3,881,000	(2,668,187)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	114.00	2,103	2,103,000	(854,344)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	114.50	631	631,000	(187,328)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	115.00	1,903	1,903,000	(446,016)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	115.50	634	634,000	(108,969)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	116.00	7,383	7,383,000	(1,038,234)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	116.50	3,814	3,814,000	(417,156)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	117.50	1,061	1,061,000	(66,312)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	118.00	1,166	1,166,000	(54,656)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	119.00	1,910	1,910,000	(89,531)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	120.00	1,911	1,911,000	(59,719)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	121.00	1,704	1,704,000	(53,250)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	122.00	958	958,000	(14,969)
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	113.00	1,047	1,047,000	(1,292,391)
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	114.00	1,048	1,048,000	(900,625)
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	115.00	1,045	1,045,000	(620,469)
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	117.00	209	209,000	(58,781)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	105

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

EXCHANGE-TRADED WRITTEN OPTIONS (cont’d)

SECURITY		EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call		11/25/22	$118.00	209	209,000	$(42,453)
U.S. Treasury 10-Year Notes Futures, Put		10/21/22	111.00	669	669,000	(449,484)
U.S. Treasury 10-Year Notes Futures, Put		10/21/22	111.50	1,672	1,672,000	(1,436,875)
U.S. Treasury 10-Year Notes Futures, Put		10/21/22	112.00	419	419,000	(451,734)
U.S. Treasury 10-Year Notes Futures, Put		10/21/22	114.00	844	844,000	(1,978,125)
U.S. Treasury Long-Term Bonds Futures, Call		10/7/22	127.50	417	417,000	(332,297)
U.S. Treasury Long-Term Bonds Futures, Call		10/7/22	128.00	209	209,000	(133,891)
U.S. Treasury Long-Term Bonds Futures, Call		10/21/22	128.00	760	760,000	(997,500)
U.S. Treasury Long-Term Bonds Futures, Call		10/21/22	132.00	2,881	2,881,000	(1,080,375)
U.S. Treasury Long-Term Bonds Futures, Call		10/21/22	133.00	213	213,000	(56,578)
U.S. Treasury Long-Term Bonds Futures, Call		10/21/22	134.00	317	317,000	(64,391)
U.S. Treasury Long-Term Bonds Futures, Call		10/21/22	135.00	423	423,000	(59,484)
U.S. Treasury Long-Term Bonds Futures, Call		10/21/22	144.00	638	638,000	(19,938)
U.S. Treasury Long-Term Bonds Futures, Call		11/25/22	130.00	523	523,000	(858,047)
U.S. Treasury Long-Term Bonds Futures, Put		10/7/22	125.00	105	105,000	(78,750)
U.S. Treasury Long-Term Bonds Futures, Put		10/21/22	129.00	422	422,000	(1,503,375)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $79,260,954)						$(42,033,647)

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/British Pound, Put	JPMorgan Chase & Co.	10/24/22	$1.20	182,262,813	182,262,813	$(259,552)
U.S. Dollar/British Pound, Put	Citibank N.A.	10/27/22	1.21	174,164,724	174,164,724	(240,679)
U.S. Dollar/British Pound, Put	Goldman Sachs Group Inc.	12/22/22	1.08	75,230,000	75,230,000	(4,241,720)

See Notes to Schedule of Investments.

106	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

OTC WRITTEN OPTIONS (CONT’D)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/British Pound, Put	JPMorgan Chase & Co.	12/22/22	$1.08	76,507,000	76,507,000	$(4,709,748)
U.S. Dollar/British Pound, Put	Morgan Stanley & Co. Inc.	12/22/22	1.12	150,628,000	150,628,000	(5,076,471)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $12,198,370)						$(14,528,170)

TOTAL WRITTEN OPTIONS (Premiums received - $91,459,324)						$(56,561,817)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

EUR — Euro

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	7,563	12/22	$1,839,884,691	$1,811,429,024	$(28,455,667)
3-Month SOFR	185	9/23	44,645,514	44,221,938	(423,576)
3-Month SOFR	12,039	3/25	2,917,410,976	2,898,840,712	(18,570,264)
90-Day Eurodollar	13,473	12/22	3,268,300,381	3,210,279,075	(58,021,306)
90-Day Eurodollar	3,650	3/23	867,517,724	869,566,875	2,049,151
90-Day Eurodollar	4,809	6/23	1,160,930,350	1,146,165,037	(14,765,313)
90-Day Eurodollar	2,039	9/23	504,990,057	486,403,450	(18,586,607)
90-Day Eurodollar	301	12/23	72,891,545	71,871,275	(1,020,270)
Australian 10-Year Bonds	4,149	12/22	319,380,962	310,816,372	(8,564,590)
Australian Dollar	5,520	12/22	372,356,116	354,135,600	(18,220,516)
British Pound	2,938	12/22	215,348,841	205,311,113	(10,037,728)
Euro	2,702	12/22	344,668,472	333,072,163	(11,596,309)
Euro-Bobl	1,486	12/22	178,522,128	174,398,427	(4,123,701)
Euro-OAT	1,430	12/22	193,747,463	185,162,415	(8,585,048)
Japanese Yen	7,892	12/22	698,114,916	686,949,275	(11,165,641)
Mexican Peso	2,889	12/22	70,781,087	70,794,945	13,858
U.S. Treasury 5-Year Notes	127,312	12/22	14,132,489,266	13,687,034,307	(445,454,959)
U.S. Treasury Long-Term Bonds	18,699	12/22	2,530,051,581	2,363,670,469	(166,381,112)
U.S. Treasury Ultra Long-Term Bonds	18,131	12/22	2,661,012,389	2,483,947,000	(177,065,389)
United Kingdom Long Gilt Bonds	1,807	12/22	214,766,621	194,497,204	(20,269,417)

					(1,019,244,404)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	107

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
30-Day Federal
Funds	10,371	10/22	$4,185,697,643	$4,188,274,473	$(2,576,830)
3-Month SOFR	12,772	12/22	3,089,679,629	3,084,358,175	5,321,454
3-Month SOFR	29,282	03/24	7,040,431,327	7,010,842,850	29,588,477
Euro-Bund	1,295	12/22	177,565,435	175,766,626	1,798,809
Euro-Buxl	719	12/22	112,998,096	103,330,748	9,667,348
Japanese 10-Year Bonds	404	12/22	413,975,519	413,965,315	10,204
U.S. Treasury 2-Year Notes	8,155	12/22	1,686,684,475	1,674,960,555	11,723,920
U.S. Treasury 10-Year Notes	35,314	12/22	4,091,601,236	3,957,375,125	134,226,111
U.S. Treasury Ultra 10-Year Notes	5,334	12/22	672,785,163	631,995,683	40,789,480

					230,548,973

Net unrealized depreciation on open futures contracts					$(788,695,431)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation
EURIBOR	— Euro Interbank Offered Rate
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	59,279,512	JPY	7,997,991,778	Goldman Sachs Group Inc.	10/7/22	$3,982,859
USD	16,852,930	JPY	2,272,482,773	Citibank N.A.	10/11/22	1,135,549
USD	19,259,743	JPY	2,597,176,289	Goldman Sachs Group Inc.	10/11/22	1,296,655
USD	31,749,487	CAD	40,521,870	Morgan Stanley & Co. Inc.	10/11/22	2,415,229
USD	14,719,447	CAD	18,779,070	Citibank N.A.	10/12/22	1,125,101

See Notes to Schedule of Investments.

108	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,796,440	CAD	20,128,140	Citibank N.A.	10/12/22	$1,225,490
USD	46,311,612	CAD	59,135,760	Citibank N.A.	10/12/22	3,502,678
USD	46,207,890	CAD	59,146,100	Goldman Sachs Group Inc.	10/17/22	3,392,162
JPY	11,449,983,258	USD	84,634,307	BNP Paribas SA	10/18/22	(5,390,107)
NOK	1,582,102,816	EUR	152,877,626	BNP Paribas SA	10/18/22	(4,700,759)
USD	12,168,240	EUR	12,000,000	BNP Paribas SA	10/18/22	393,119
USD	15,354,671	EUR	15,000,000	BNP Paribas SA	10/18/22	635,769
USD	15,368,850	EUR	15,000,000	BNP Paribas SA	10/18/22	649,948
USD	15,456,030	EUR	15,000,000	BNP Paribas SA	10/18/22	737,128
USD	213,091,522	EUR	210,205,589	BNP Paribas SA	10/18/22	6,825,160
AUD	199,824,721	USD	136,897,718	Citibank N.A.	10/18/22	(9,053,312)
CAD	126,330,000	USD	97,306,041	Citibank N.A.	10/18/22	(5,856,334)
CAD	411,050,000	USD	316,612,428	Citibank N.A.	10/18/22	(19,055,222)
CAD	1,016,055,939	USD	785,035,648	Citibank N.A.	10/18/22	(49,517,424)
USD	195,262,285	CNH	1,306,910,000	Citibank N.A.	10/18/22	12,156,969
USD	26,512,737	CNY	177,980,000	Citibank N.A.	10/18/22	1,395,767
USD	102,709,888	CNY	688,402,755	Citibank N.A.	10/18/22	5,560,819
USD	132,566,662	CNY	889,920,000	Citibank N.A.	10/18/22	6,978,990
USD	213,834	IDR	3,219,190,000	Citibank N.A.	10/18/22	2,543
USD	5,301,695	IDR	79,917,743,873	Citibank N.A.	10/18/22	56,292
USD	6,603,667	IDR	99,774,810,000	Citibank N.A.	10/18/22	54,947
AUD	18,080,000	USD	12,108,086	Goldman Sachs Group Inc.	10/18/22	(540,814)
GBP	59,432,403	USD	71,644,573	Goldman Sachs Group Inc.	10/18/22	(5,259,522)
USD	212,196,389	CAD	282,045,287	Goldman Sachs Group Inc.	10/18/22	8,025,102
USD	88,615,278	GBP	82,417,000	Goldman Sachs Group Inc.	10/18/22	(3,443,204)
CNH	1,554,079,271	USD	218,147,006	JPMorgan Chase & Co.	10/18/22	(411,908)
CNY	29,860,000	USD	4,230,960	JPMorgan Chase & Co.	10/18/22	(17,044)
CNY	265,010,000	USD	37,325,352	JPMorgan Chase & Co.	10/18/22	73,503
CNY	1,317,210,000	USD	186,639,745	JPMorgan Chase & Co.	10/18/22	(751,870)
IDR	1,492,352,730,000	USD	98,375,262	JPMorgan Chase & Co.	10/18/22	(424,673)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	109

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	4,359,319,201	USD	54,628,060	JPMorgan Chase & Co.	10/18/22	$(1,140,643)
USD	9,665,025	AUD	15,000,000	JPMorgan Chase & Co.	10/18/22	68,284
USD	99,620,187	CNH	666,210,000	JPMorgan Chase & Co.	10/18/22	6,280,483
USD	156,817,710	CNH	1,051,409,271	JPMorgan Chase & Co.	10/18/22	9,509,458
USD	2,376,095	IDR	35,665,190,000	JPMorgan Chase & Co.	10/18/22	35,210
USD	5,459,185	IDR	81,969,670,000	JPMorgan Chase & Co.	10/18/22	79,105
USD	7,920,518	IDR	118,807,770,000	JPMorgan Chase & Co.	10/18/22	122,569
USD	8,800,352	IDR	132,110,890,000	JPMorgan Chase & Co.	10/18/22	129,253
USD	10,944,645	IDR	164,301,010,000	JPMorgan Chase & Co.	10/18/22	160,746
USD	26,401,062	IDR	396,345,940,000	JPMorgan Chase & Co.	10/18/22	386,891
USD	84,344,370	IDR	1,264,562,740,000	JPMorgan Chase & Co.	10/18/22	1,344,779
AUD	500,000,000	USD	335,057,500	Morgan Stanley & Co. Inc.	10/18/22	(15,166,133)
CNH	1,470,450,000	USD	204,172,452	Morgan Stanley & Co. Inc.	10/18/22	1,845,722
EUR	69,590,000	USD	69,400,019	Morgan Stanley & Co. Inc.	10/18/22	(1,114,127)
MXN	3,500,000,000	USD	174,321,888	Morgan Stanley & Co. Inc.	10/18/22	(1,109,083)
USD	51,122,801	CAD	67,520,000	Morgan Stanley & Co. Inc.	10/18/22	2,245,383
USD	5,193,099	EUR	5,330,000	Morgan Stanley & Co. Inc.	10/18/22	(37,018)
USD	53,390,315	INR	4,359,319,201	Morgan Stanley & Co. Inc.	10/18/22	(97,102)
USD	77,525,043	MXN	1,621,901,429	Morgan Stanley & Co. Inc.	10/18/22	(2,741,841)
USD	120,887,563	MXN	2,531,990,000	Morgan Stanley & Co. Inc.	10/18/22	(4,419,034)

See Notes to Schedule of Investments.

110	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	728,620,000	USD	43,497,624	Morgan Stanley & Co. Inc.	10/18/22	$(3,308,029)
GBP	41,126,000	USD	44,518,895	Goldman Sachs Group Inc.	12/28/22	1,466,912
USD	66,852,737	GBP	60,250,000	Goldman Sachs Group Inc.	12/28/22	(516,928)
GBP	41,314,000	USD	44,420,813	JPMorgan Chase & Co.	12/28/22	1,775,210
GBP	65,616,048	USD	72,732,108	Morgan Stanley & Co. Inc.	12/28/22	637,704
USD	5,698,802	GBP	5,161,000	Morgan Stanley & Co. Inc.	12/28/22	(72,067)
USD	218,687,278	CNH	1,554,079,271	JPMorgan Chase & Co.	1/18/23	424,461
USD	4,215,430	CNY	29,860,000	JPMorgan Chase & Co.	1/18/23	(18,529)
USD	37,238,811	CNY	265,010,000	JPMorgan Chase & Co.	1/18/23	(337,935)
USD	185,954,683	CNY	1,317,210,000	JPMorgan Chase & Co.	1/18/23	(817,383)
USD	97,827,121	IDR	1,492,352,730,000	JPMorgan Chase & Co.	1/18/23	179,229
INR	4,359,319,201	USD	52,851,444	Morgan Stanley & Co. Inc.	1/18/23	213,753
USD	204,712,516	CNH	1,470,450,000	Morgan Stanley & Co. Inc.	1/18/23	(1,804,980)

Total						$(48,596,094)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

At September 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
520,862,000		11/18/23	3.970%**	CPURNSA**	$(1,921,595)	$16,317,954
356,432,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(12,711,137)
520,862,000		11/18/26	CPURNSA**	3.370%**	4,595,695	(10,928,271)
591,904,000		11/20/26	1.520% annually	Daily SOFR Compound annually	(1,014,019)	36,126,336
405,707,000		5/15/27	0.710% annually	Daily SOFR Compound annually	1,943,148	51,333,931
878,109,000		8/15/28	1.130% annually	Daily SOFR Compound annually	6,366,371	113,607,678
441,554,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(194,285)	58,447,296
348,007,000		2/15/29	2.850% annually	Daily SOFR Compound annually	(632,734)	17,443,602
616,302,000		4/30/29	3.270% annually	Daily SOFR Compound annually	(5,810,529)	21,130,516
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,122,742	(18,274,441)
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,366,196	(18,604,331)
363,247,000		10/20/31	1.733% annually	Daily SOFR Compound annually	1,481,323	21,185,646
199,961,000		3/18/32	2.000% annually	Daily SOFR Compound annually	1,620,828	23,555,879
374,360,000		7/20/45	0.560% annually	Daily SOFR annually	3,192,610	157,129,397

See Notes to Schedule of Investments.

112	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
12,221,800,000	JPY	5/9/46	0.641% semi-annually	Daily TONA Compound semi-annually	$16,343	$8,741,511
174,372,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(2,452,602)	51,601,771
193,568,000		2/15/47	1.729% annually	Daily SOFR Compound annually	2,453,765	45,452,609
159,450,000		5/15/47	1.630% annually	Daily SOFR Compound annually	7,063,950	35,074,571
19,814,000		8/15/47	1.650% annually	Daily SOFR Compound annually	1,992,261	3,187,266
124,667,000		2/15/48	2.510% annually	Daily SOFR Compound annually	818,161	13,709,443
17,221,000		2/15/48	2.600% annually	Daily SOFR Compound annually	1,183,736	520,325
246,006,000		2/15/48	2.620% annually	Daily SOFR Compound annually	280,447	23,801,996
125,953,000		2/15/48	3.050% annually	Daily SOFR Compound annually	3,882,678	(986,198)
187,010,000		4/21/52	2.500% annually	Daily SOFR Compound annually	314,125	20,097,412

Total					$27,668,615	$656,960,761

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	113

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Apache Corp., 4.875%, due 11/15/27	$54,561,000	6/20/26	2.278%	1.000% quarterly	$(2,299,831)	$(1,817,410)	$(482,421)
Apache Corp., 4.875%, due 11/15/27	75,119,000	12/20/26	2.426%	1.000% quarterly	(3,928,776)	(1,907,395)	(2,021,381)
Teva Pharmaceutical Finance Co. BV, 2.950%, due 12/18/22	25,010,000	6/20/26	4.108%	1.000% quarterly	(2,498,449)	(1,834,874)	(663,575)

Total	$154,690,000				$(8,727,056)	$(5,559,679)	$(3,167,377)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.38 Index	$6,347,359,000	6/20/27	1.000% quarterly	$983,841	$73,835,217	$(72,851,376)
Markit CDX.NA.IG.39 Index	2,238,380,000	12/20/27	1.000% quarterly	(7,682,992)	(2,960,305)	(4,722,687)

Total	$8,585,739,000			$(6,699,151)	$70,874,912	$(77,574,063)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.39 Index	$8,029,100	12/20/27	5.000% quarterly	$329,509	$328,453	$1,056

See Notes to Schedule of Investments.

114	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	$146,660,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due May 15, 2051**	—	$(15,038,129)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)
TONA	— Tokyo Overnight Average Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	115

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

116

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

117

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,249,983,906	$14,197,876	$3,264,181,782
Other Corporate Bonds & Notes	—	7,355,093,610	—	7,355,093,610
Mortgage-Backed Securities	—	6,830,840,268	—	6,830,840,268
Collateralized Mortgage Obligations	—	2,985,024,647	—	2,985,024,647
U.S. Government & Agency Obligations	—	2,371,399,202	—	2,371,399,202
Sovereign Bonds	—	2,294,329,997	—	2,294,329,997
Senior Loans:
Communication Services	—	222,858,804	6,865,396	229,724,200
Information Technology	—	196,450,833	10,835,600	207,286,433
Other Senior Loans	—	1,421,194,708	—	1,421,194,708
Asset-Backed Securities	—	1,026,056,709	—	1,026,056,709
Non-U.S. Treasury Inflation Protected Securities	—	69,996,309	—	69,996,309
Investments in Underlying Funds	$45,600,000	—	—	45,600,000
Purchased Options:
Exchange-Traded Purchased Options	2,355,922	—	—	2,355,922
OTC Purchased Options	—	3,401	—	3,401

Total Long-Term Investments	47,955,922	28,023,232,394	31,898,872	28,103,087,188

Short-Term Investments†	28,440,072	—	—	28,440,072

Total Investments	$76,395,994	$28,023,232,394	$31,898,872	$28,131,527,260

118

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (CONT’D)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$235,188,812	—	—	$235,188,812
Forward Foreign Currency Contracts††	—	$88,526,931	—	88,526,931
Centrally Cleared Interest Rate Swaps††	—	718,465,139	—	718,465,139
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	1,056	—	1,056

Total Other Financial Instruments	$235,188,812	$806,993,126	—	$1,042,181,938

Total	$311,584,806	$28,830,225,520	$31,898,872	$29,173,709,198

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$42,033,647	—	—	$42,033,647
OTC Written Options	—	$14,528,170	—	14,528,170
Futures Contracts††	1,023,884,243	—	—	1,023,884,243
Forward Foreign Currency Contracts††	—	137,123,025	—	137,123,025
Centrally Cleared Interest Rate Swaps††	—	61,504,378	—	61,504,378
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	3,167,377	—	3,167,377
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	77,574,063	—	77,574,063
OTC Total Return Swaps‡	—	15,038,129	—	15,038,129

Total	$1,065,917,890	$308,935,142	—	$1,374,853,032

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

119

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,796,111	$5,498,101,220	5,498,101,220	$5,487,457,259	5,487,457,259

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$503,869	—	$28,440,072

120